Quarterly Holdings Report
for

Fidelity® U.S. Bond Index Fund

May 31, 2021

UBI-QTLY-0721
1.816026.116

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.6%
	Principal Amount (000s)	Value (000s)
COMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
1.65% 2/1/28	$8,500	$8,385
2.25% 2/1/32	14,000	13,467
2.75% 6/1/31	15,250	15,447
2.95% 7/15/26	6,575	7,096
3.3% 2/1/52	14,500	13,423
3.5% 6/1/41	7,820	7,845
3.5% 9/15/53 (a)	25,912	24,586
3.55% 6/1/24	2,465	2,658
3.55% 9/15/55 (a)	56,348	53,280
3.6% 7/15/25	5,210	5,733
3.65% 6/1/51	12,000	11,987
3.65% 9/15/59 (a)	32,266	30,852
3.8% 2/15/27	7,396	8,250
4.125% 2/17/26	22,450	25,375
4.35% 6/15/45	5,260	5,789
4.5% 3/9/48	6,726	7,554
4.65% 6/1/44	6,467	7,336
British Telecommunications PLC 9.625% 12/15/30 (b)	12,910	20,041
Orange SA 5.5% 2/6/44	2,465	3,331
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	11,012	12,415
4.895% 3/6/48	3,000	3,438
5.213% 3/8/47	5,383	6,461
5.52% 3/1/49	2,700	3,348
7.045% 6/20/36	2,136	3,007
Verizon Communications, Inc.:
1.45% 3/20/26	27,540	27,808
1.5% 9/18/30	3,300	3,101
1.68% 10/30/30	2,757	2,587
2.55% 3/21/31	43,360	43,602
2.625% 8/15/26	19,007	20,206
2.987% 10/30/56	71,711	63,888
3.55% 3/22/51	8,960	9,086
4.125% 3/16/27	5,753	6,570
4.272% 1/15/36	19,951	23,033
4.329% 9/21/28	12,570	14,447
4.4% 11/1/34	3,102	3,624
4.75% 11/1/41	822	1,000
5.012% 4/15/49	944	1,195
5.012% 8/21/54	10,319	13,253
		534,504
Entertainment - 0.1%
NBCUniversal, Inc. 6.4% 4/30/40	2,465	3,589
The Walt Disney Co.:
2% 9/1/29	8,583	8,545
2.65% 1/13/31	13,050	13,468
2.75% 9/1/49	8,574	7,965
3.5% 5/13/40	5,610	5,974
3.6% 1/13/51	5,590	5,986
3.7% 10/15/25	5,753	6,387
3.8% 5/13/60	5,610	6,145
4.7% 3/23/50	4,000	5,018
5.4% 10/1/43	3,184	4,246
6.15% 3/1/37	3,250	4,515
6.15% 2/15/41	8,628	12,426
		84,264
Interactive Media & Services - 0.1%
Alphabet, Inc.:
0.45% 8/15/25	6,100	6,054
1.1% 8/15/30	12,100	11,307
1.998% 8/15/26	1,890	1,982
2.05% 8/15/50	12,100	10,215
		29,558
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.5% 6/1/41	27,682	26,409
3.7% 4/1/51	7,270	6,828
4.2% 3/15/28	9,039	10,105
4.908% 7/23/25	6,557	7,456
5.05% 3/30/29	5,000	5,825
5.125% 7/1/49	10,155	11,569
5.375% 5/1/47	4,690	5,474
5.75% 4/1/48	4,297	5,251
6.384% 10/23/35	11,053	14,438
6.484% 10/23/45	3,854	5,071
Comcast Corp.:
1.5% 2/15/31	11,700	10,871
1.95% 1/15/31	2,100	2,036
2.35% 1/15/27	19,558	20,512
2.45% 8/15/52	11,700	10,084
2.65% 2/1/30	6,480	6,708
2.8% 1/15/51	6,700	6,173
3.15% 3/1/26	4,109	4,485
3.3% 2/1/27	9,788	10,772
3.375% 8/15/25	11,258	12,341
3.4% 4/1/30	6,000	6,539
3.45% 2/1/50	6,100	6,342
3.7% 4/15/24	8,522	9,277
3.75% 4/1/40	4,804	5,272
3.969% 11/1/47	4,274	4,789
4% 3/1/48	9,861	11,081
4.15% 10/15/28	15,490	17,856
4.65% 7/15/42	7,396	9,019
4.7% 10/15/48	30,922	38,301
4.75% 3/1/44	4,437	5,500
4.95% 10/15/58	6,180	8,165
6.4% 3/1/40	822	1,196
6.55% 7/1/39	2,465	3,611
6.95% 8/15/37	5,505	8,209
Discovery Communications LLC:
3.25% 4/1/23	1,922	2,003
3.625% 5/15/30	9,840	10,516
4% 9/15/55 (a)	9,397	9,302
4.65% 5/15/50	9,840	10,928
5.2% 9/20/47	6,903	8,112
Fox Corp.:
4.03% 1/25/24	3,863	4,200
4.709% 1/25/29	8,530	9,890
5.476% 1/25/39	3,131	3,902
5.576% 1/25/49	7,653	9,778
Time Warner Cable LLC:
4.5% 9/15/42	9,039	9,759
7.3% 7/1/38	3,287	4,654
TWDC Enterprises 18 Corp.:
1.85% 7/30/26	4,199	4,323
2.55% 2/15/22	2,309	2,347
3% 7/30/46	3,698	3,621
3.15% 9/17/25	7,782	8,466
4.125% 6/1/44	4,684	5,409
ViacomCBS, Inc.:
3.375% 2/15/28	8,670	9,345
4% 1/15/26	4,931	5,491
4.2% 6/1/29	7,390	8,266
4.375% 3/15/43	2,165	2,355
4.6% 1/15/45	5,999	6,744
4.95% 1/15/31	13,640	16,160
		473,136
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
3.125% 7/16/22	4,525	4,653
3.625% 4/22/29	6,897	7,515
6.125% 11/15/37	6,874	9,285
Rogers Communications, Inc.:
2.9% 11/15/26	2,055	2,207
3.625% 12/15/25	1,644	1,812
3.7% 11/15/49	5,000	5,080
4.1% 10/1/23	3,965	4,261
5.45% 10/1/43	4,746	6,027
T-Mobile U.S.A., Inc.:
2.05% 2/15/28	12,340	12,284
3.3% 2/15/51	12,340	11,611
3.5% 4/15/25	7,220	7,836
3.75% 4/15/27	6,920	7,607
3.875% 4/15/30	6,920	7,585
4.375% 4/15/40	6,920	7,742
4.5% 4/15/50	11,920	13,489
Vodafone Group PLC:
4.375% 5/30/28	21,035	24,215
5.125% 6/19/59	5,400	6,665
5.25% 5/30/48	19,643	24,767
		164,641

TOTAL COMMUNICATION SERVICES		1,286,103

CONSUMER DISCRETIONARY - 1.4%
Automobiles - 0.3%
American Honda Finance Corp.:
1.2% 7/8/25	9,626	9,749
1.65% 7/12/21	6,533	6,543
1.7% 9/9/21	3,698	3,714
2.3% 9/9/26	4,109	4,335
3.55% 1/12/24	20,052	21,674
General Motors Co.:
5% 10/1/28	5,652	6,588
5.2% 4/1/45	3,509	4,179
5.95% 4/1/49	5,200	6,791
6.6% 4/1/36	4,799	6,474
6.75% 4/1/46	5,880	8,183
6.8% 10/1/27	10,900	13,760
General Motors Financial Co., Inc.:
3.25% 1/5/23	5,916	6,154
3.85% 1/5/28	5,753	6,271
4% 1/15/25	5,071	5,535
4% 10/6/26	3,024	3,346
4.3% 7/13/25	10,190	11,313
4.35% 1/17/27	6,575	7,403
4.375% 9/25/21	7,552	7,648
5.65% 1/17/29	17,583	21,221
Toyota Motor Corp.:
0.681% 3/25/24	22,770	22,919
2.362% 3/25/31	11,000	11,258
		195,058
Diversified Consumer Services - 0.1%
Duke University 2.832% 10/1/55	3,842	3,752
George Washington University 4.3% 9/15/44	1,644	1,981
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	3,821	4,254
4.3% 2/21/48	4,084	4,707
Massachusetts Institute of Technology:
3.885% 7/1/2116	2,326	2,685
3.959% 7/1/38	3,883	4,530
Northwestern University 4.643% 12/1/44	2,753	3,558
President and Fellows of Harvard College:
3.3% 7/15/56	3,985	4,348
3.619% 10/1/37	822	926
Rice University 3.774% 5/15/55	1,560	1,860
Trustees of Princeton Univ. 5.7% 3/1/39	822	1,170
University Notre Dame du Lac 3.438% 2/15/45	2,737	3,048
University of Southern California:
2.945% 10/1/51	6,410	6,403
5.25% 10/1/2111	1,644	2,406
		45,628
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.:
3.3% 7/1/25	4,955	5,396
3.5% 7/1/27	7,880	8,754
3.6% 7/1/30	5,880	6,506
3.625% 9/1/49	10,170	10,677
3.7% 1/30/26	13,863	15,419
4.2% 4/1/50	4,930	5,687
4.45% 3/1/47	4,667	5,485
4.875% 12/9/45	4,462	5,560
6.3% 3/1/38	5,789	8,121
Metropolitan Museum of Art 3.4% 7/1/45	2,465	2,450
Starbucks Corp.:
2% 3/12/27	9,830	10,095
2.45% 6/15/26	8,218	8,679
3.5% 11/15/50	3,400	3,452
3.8% 8/15/25	5,711	6,349
3.85% 10/1/23	1,540	1,654
4% 11/15/28	5,753	6,513
4.5% 11/15/48	3,863	4,564
		115,361
Internet & Direct Marketing Retail - 0.3%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	17,140	16,642
3.15% 2/9/51	17,665	16,720
Amazon.com, Inc.:
0.8% 6/3/25	9,060	9,118
1% 5/12/26	5,263	5,260
1.5% 6/3/30	16,000	15,440
2.1% 5/12/31	5,432	5,448
2.4% 2/22/23	13,025	13,477
2.5% 6/3/50	5,260	4,719
2.8% 8/22/24	5,325	5,701
3.1% 5/12/51	5,432	5,421
3.15% 8/22/27	8,596	9,485
3.875% 8/22/37	9,029	10,374
4.05% 8/22/47	15,634	18,140
4.25% 8/22/57	7,457	8,976
4.8% 12/5/34	4,931	6,229
		151,150
Multiline Retail - 0.1%
Dollar Tree, Inc.:
3.7% 5/15/23	7,149	7,582
4% 5/15/25	6,575	7,285
Kohl's Corp.:
4.25% 7/17/25	3,000	3,295
9.5% 5/15/25	1,300	1,669
Macy's Retail Holdings LLC:
2.875% 2/15/23	1,165	1,172
4.3% 2/15/43	3,904	3,244
Nordstrom, Inc.:
4% 3/15/27	3,706	3,805
5% 1/15/44	1,644	1,614
Target Corp.:
3.9% 11/15/47	12,141	14,460
4% 7/1/42	5,753	6,953
		51,079
Specialty Retail - 0.3%
AutoZone, Inc.:
3.125% 7/15/23	3,143	3,300
3.25% 4/15/25	3,287	3,545
3.625% 4/15/25	9,520	10,424
3.7% 4/15/22	4,520	4,616
3.75% 6/1/27	4,770	5,295
4% 4/15/30	9,850	11,037
Lowe's Companies, Inc.:
1.3% 4/15/28	6,600	6,373
1.7% 10/15/30	10,000	9,458
3.65% 4/5/29	8,801	9,719
3.7% 4/15/46	2,876	3,051
4.05% 5/3/47	9,450	10,441
4.5% 4/15/30	9,950	11,624
O'Reilly Automotive, Inc. 3.85% 6/15/23	2,321	2,463
The Home Depot, Inc.:
2.375% 3/15/51	5,387	4,738
2.5% 4/15/27	9,970	10,626
2.8% 9/14/27	4,109	4,449
2.95% 6/15/29	17,190	18,537
3% 4/1/26	8,242	8,993
3.125% 12/15/49	5,500	5,550
3.3% 4/15/40	5,000	5,261
3.75% 2/15/24	5,527	5,984
3.9% 12/6/28	4,733	5,419
3.9% 6/15/47	7,048	7,986
4.2% 4/1/43	1,294	1,531
4.25% 4/1/46	2,696	3,221
4.5% 12/6/48	6,139	7,640
4.875% 2/15/44	2,362	3,053
5.875% 12/16/36	8,546	11,862
		196,196
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc.:
2.4% 3/27/25	5,140	5,450
2.85% 3/27/30	4,940	5,287
3.25% 3/27/40	10,000	10,570
3.375% 11/1/46	3,698	3,974
3.375% 3/27/50	4,940	5,313
		30,594

TOTAL CONSUMER DISCRETIONARY		785,066

CONSUMER STAPLES - 2.0%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc.:
3.65% 2/1/26	49,741	54,993
4.625% 2/1/44	4,725	5,528
4.7% 2/1/36	4,002	4,764
4.9% 2/1/46	14,940	17,837
Anheuser-Busch InBev Worldwide, Inc.:
4.15% 1/23/25	11,546	12,896
4.439% 10/6/48	6,076	6,903
4.6% 4/15/48	15,408	17,846
5.55% 1/23/49	34,888	45,605
5.8% 1/23/59 (Reg. S)	11,463	15,569
8.2% 1/15/39	2,301	3,707
Constellation Brands, Inc.:
3.5% 5/9/27	8,218	9,035
3.7% 12/6/26	6,204	6,890
5.25% 11/15/48	5,950	7,635
Diageo Capital PLC:
1.375% 9/29/25	11,400	11,612
2% 4/29/30	12,200	12,051
2.125% 4/29/32	11,000	10,795
Dr. Pepper Snapple Group, Inc.:
3.8% 5/1/50	2,600	2,767
4.057% 5/25/23	6,198	6,628
4.985% 5/25/38	5,916	7,311
5.085% 5/25/48	8,000	10,210
Molson Coors Beverage Co.:
2.1% 7/15/21	4,026	4,031
3% 7/15/26	14,299	15,323
4.2% 7/15/46	10,872	11,521
PepsiCo, Inc.:
1.4% 2/25/31	12,880	12,255
1.625% 5/1/30	35,483	34,499
2.25% 5/2/22	9,861	10,034
2.375% 10/6/26	5,547	5,936
3% 10/15/27	14,965	16,495
3.6% 8/13/42	2,465	2,735
3.875% 3/19/60	5,000	5,838
4.25% 10/22/44	4,931	5,898
4.45% 4/14/46	4,766	5,895
The Coca-Cola Co.:
1.375% 3/15/31	10,000	9,365
1.45% 6/1/27	6,880	6,978
1.65% 6/1/30	6,890	6,650
2.5% 6/1/40	6,890	6,520
2.5% 3/15/51	5,000	4,458
2.6% 6/1/50	6,890	6,278
2.75% 6/1/60	6,890	6,335
2.875% 10/27/25	7,873	8,543
		456,169
Food & Staples Retailing - 0.3%
Costco Wholesale Corp.:
1.375% 6/20/27	14,480	14,563
2.75% 5/18/24	4,931	5,258
Kroger Co.:
1.7% 1/15/31	4,360	4,108
2.65% 10/15/26	2,342	2,490
3.5% 2/1/26	3,287	3,614
3.95% 1/15/50	3,000	3,253
5.15% 8/1/43	2,240	2,790
5.4% 1/15/49	5,349	6,972
Sysco Corp.:
3.3% 7/15/26	2,696	2,944
3.3% 2/15/50	11,600	11,285
3.75% 10/1/25	4,684	5,171
6.6% 4/1/40	8,100	11,666
Walgreens Boots Alliance, Inc.:
3.2% 4/15/30	10,310	10,814
3.45% 6/1/26	4,109	4,489
4.65% 6/1/46	4,520	5,219
Walmart, Inc.:
2.95% 9/24/49	5,200	5,252
3.3% 4/22/24	15,613	16,823
3.4% 6/26/23	7,692	8,163
3.7% 6/26/28	10,108	11,471
4.05% 6/29/48	14,931	18,058
4.3% 4/22/44	4,931	6,095
5.625% 4/1/40	1,644	2,297
5.625% 4/15/41	3,780	5,351
6.5% 8/15/37	6,800	10,119
		178,265
Food Products - 0.4%
Campbell Soup Co.:
2.5% 8/2/22	3,904	4,003
4.8% 3/15/48	11,504	13,734
Conagra Brands, Inc.:
3.2% 1/25/23	3,778	3,921
4.3% 5/1/24	7,372	8,150
4.85% 11/1/28	11,201	13,205
5.3% 11/1/38	4,072	5,026
5.4% 11/1/48	7,376	9,508
General Mills, Inc.:
2.875% 4/15/30	5,977	6,253
3% 2/1/51 (a)	5,022	4,852
3.7% 10/17/23	11,463	12,333
4.2% 4/17/28	14,134	16,181
Kellogg Co.:
3.25% 4/1/26	3,057	3,340
4.3% 5/15/28	4,931	5,658
Kraft Heinz Foods Co.:
3% 6/1/26	24,023	25,365
4.375% 6/1/46	5,613	6,019
4.625% 1/30/29	6,000	6,785
5% 7/15/35	2,876	3,396
5% 6/4/42	2,321	2,696
5.2% 7/15/45	4,256	5,026
Tyson Foods, Inc.:
3.95% 8/15/24	6,225	6,812
4% 3/1/26	6,056	6,792
4.35% 3/1/29	7,396	8,546
5.1% 9/28/48	7,664	9,852
Unilever Capital Corp.:
1.375% 9/14/30	15,085	14,335
2% 7/28/26	1,716	1,791
3.1% 7/30/25	2,383	2,603
		206,182
Household Products - 0.2%
Colgate-Palmolive Co. 3.25% 3/15/24	8,218	8,881
Kimberly-Clark Corp.:
1.05% 9/15/27	17,353	16,979
2.4% 3/1/22	4,274	4,345
2.4% 6/1/23	6,575	6,843
3.1% 3/26/30	3,462	3,776
3.2% 7/30/46	2,055	2,145
3.95% 11/1/28	7,000	8,009
Procter & Gamble Co.:
1% 4/23/26	9,450	9,525
1.95% 4/23/31	15,000	15,009
2.3% 2/6/22	3,863	3,920
2.85% 8/11/27	3,698	4,063
3% 3/25/30	8,140	8,868
3.1% 8/15/23	8,218	8,763
		101,126
Personal Products - 0.0%
Estee Lauder Companies, Inc. 1.95% 3/15/31	14,000	13,742
Tobacco - 0.3%
Altria Group, Inc.:
3.8% 2/14/24	3,821	4,118
3.875% 9/16/46	8,218	7,826
4.25% 8/9/42	8,036	8,207
4.8% 2/14/29	10,905	12,486
5.8% 2/14/39	7,684	9,285
5.95% 2/14/49	8,546	10,490
BAT Capital Corp.:
3.222% 8/15/24	8,464	9,013
3.557% 8/15/27	17,397	18,481
4.39% 8/15/37	8,920	9,256
4.54% 8/15/47	13,757	13,767
4.758% 9/6/49	10,000	10,259
Philip Morris International, Inc.:
2.125% 5/10/23	2,547	2,631
2.75% 2/25/26	3,082	3,315
3.6% 11/15/23	3,017	3,265
3.875% 8/21/42	3,965	4,211
4.125% 3/4/43	8,218	9,031
4.875% 11/15/43	4,931	5,987
6.375% 5/16/38	1,192	1,659
Reynolds American, Inc.:
4.45% 6/12/25	5,801	6,450
4.85% 9/15/23	1,479	1,619
5.85% 8/15/45	3,484	4,055
7.25% 6/15/37	5,933	7,779
		163,190

TOTAL CONSUMER STAPLES		1,118,674

ENERGY - 2.1%
Energy Equipment & Services - 0.1%
Baker Hughes Co.:
4.08% 12/15/47	19,765	21,370
5.125% 9/15/40	1,644	2,040
Halliburton Co.:
2.92% 3/1/30	7,920	8,072
3.8% 11/15/25	522	578
5% 11/15/45	6,196	7,240
7.45% 9/15/39	1,233	1,762
		41,062
Oil, Gas & Consumable Fuels - 2.0%
Apache Corp.:
4.375% 10/15/28	14,646	15,024
5.1% 9/1/40	2,465	2,544
Boardwalk Pipelines LP 4.95% 12/15/24	3,904	4,386
BP Capital Markets PLC:
2.5% 11/6/22	2,465	2,543
3.279% 9/19/27	10,470	11,480
Canadian Natural Resources Ltd.:
2.95% 1/15/23	9,580	9,954
3.9% 2/1/25	1,540	1,676
4.95% 6/1/47	5,259	6,322
5.85% 2/1/35	9,900	12,406
6.25% 3/15/38	5,629	7,468
Cenovus Energy, Inc.:
3% 8/15/22	1,397	1,428
3.8% 9/15/23	1,438	1,519
4.25% 4/15/27	7,807	8,656
5.4% 6/15/47	7,724	9,067
6.75% 11/15/39	1,644	2,164
Chevron Corp.:
1.141% 5/11/23	6,420	6,527
1.554% 5/11/25	6,120	6,321
1.995% 5/11/27	5,120	5,317
2.236% 5/11/30	6,120	6,220
2.895% 3/3/24	19,336	20,576
2.954% 5/16/26	9,039	9,822
2.978% 5/11/40	5,120	5,153
3.078% 5/11/50	6,120	6,080
Chevron U.S.A., Inc.:
4.2% 10/15/49	3,600	4,283
4.95% 8/15/47	11,341	14,684
Columbia Pipeline Group, Inc. 4.5% 6/1/25	2,732	3,082
ConocoPhillips Co.:
4.95% 3/15/26	20,174	23,501
5.95% 3/15/46	4,931	7,083
6.5% 2/1/39	6,187	8,939
DCP Midstream Operating LP 3.875% 3/15/23	3,102	3,220
Devon Energy Corp.:
5% 6/15/45	13,676	15,504
5.6% 7/15/41	2,362	2,847
Ecopetrol SA:
5.375% 6/26/26	3,895	4,276
5.875% 5/28/45	3,123	3,224
7.375% 9/18/43	4,060	4,873
Enbridge Energy Partners LP 4.2% 9/15/21	7,149	7,159
Enbridge, Inc.:
3.5% 6/10/24	2,321	2,488
5.5% 12/1/46	11,908	15,157
Energy Transfer LP:
3.6% 2/1/23	7,026	7,308
3.75% 5/15/30	13,750	14,635
3.9% 7/15/26	6,180	6,757
4.95% 6/15/28	7,749	8,870
5% 5/15/50	14,560	16,081
5.15% 3/15/45	6,575	7,215
5.3% 4/1/44	4,766	5,259
5.4% 10/1/47	4,520	5,129
5.8% 6/15/38	7,200	8,577
6% 6/15/48	16,127	19,515
6.25% 4/15/49	2,395	2,989
Enterprise Products Operating LP:
3.7% 2/15/26	1,454	1,616
3.95% 2/15/27	21,267	23,833
4.05% 2/15/22	7,663	7,865
4.2% 1/31/50	4,890	5,324
4.25% 2/15/48	16,386	17,989
4.8% 2/1/49	6,035	7,130
4.85% 8/15/42	2,055	2,461
4.85% 3/15/44	4,109	4,867
4.9% 5/15/46	3,517	4,141
5.7% 2/15/42	1,644	2,158
7.55% 4/15/38	1,644	2,465
EOG Resources, Inc. 4.15% 1/15/26	4,602	5,191
Equinor ASA:
2.375% 5/22/30	9,460	9,629
3.625% 9/10/28	9,927	11,044
3.7% 3/1/24	2,999	3,253
3.7% 4/6/50	13,119	14,381
5.1% 8/17/40	1,644	2,121
Exxon Mobil Corp.:
1.571% 4/15/23	30,000	30,727
2.726% 3/1/23	8,218	8,549
3.043% 3/1/26	6,846	7,456
3.452% 4/15/51	3,430	3,556
3.482% 3/19/30	20,000	22,119
3.567% 3/6/45	5,464	5,711
Hess Corp.:
3.5% 7/15/24	3,123	3,324
5.6% 2/15/41	2,794	3,367
5.8% 4/1/47	3,500	4,379
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	10,025	10,455
3.5% 9/1/23	1,644	1,741
3.95% 9/1/22	5,753	5,960
4.25% 9/1/24	12,326	13,596
4.7% 11/1/42	3,123	3,519
5% 3/1/43	822	952
5.5% 3/1/44	5,750	7,010
5.625% 9/1/41	822	1,015
6.55% 9/15/40	2,465	3,357
Kinder Morgan, Inc.:
4.3% 3/1/28	8,192	9,264
5.2% 3/1/48	7,215	8,671
5.3% 12/1/34	7,026	8,440
5.55% 6/1/45	8,000	9,874
Magellan Midstream Partners LP:
4.25% 9/15/46	4,520	4,870
5% 3/1/26	2,465	2,850
Marathon Oil Corp.:
3.85% 6/1/25	5,753	6,258
5.2% 6/1/45	4,109	4,728
Marathon Petroleum Corp.:
4.5% 4/1/48	4,790	5,266
4.7% 5/1/25	18,000	20,392
4.75% 12/15/23	4,697	5,138
6.5% 3/1/41	822	1,114
MPLX LP:
4.125% 3/1/27	7,765	8,700
4.7% 4/15/48	16,024	17,871
4.8% 2/15/29	7,552	8,754
5.2% 3/1/47	5,029	5,921
5.5% 2/15/49	7,130	8,806
ONEOK Partners LP 3.375% 10/1/22	4,109	4,236
ONEOK, Inc.:
4.45% 9/1/49	4,800	5,089
4.95% 7/13/47	4,807	5,392
5.2% 7/15/48	2,482	2,893
Ovintiv, Inc.:
3.9% 11/15/21	4,026	4,045
6.5% 2/1/38	7,299	9,555
Phillips 66 Co.:
4.875% 11/15/44	822	987
5.875% 5/1/42	7,807	10,377
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	5,916	6,364
4.65% 10/15/25	10,066	11,262
4.9% 2/15/45	1,561	1,614
6.65% 1/15/37	2,297	2,834
Shell International Finance BV:
1.75% 9/12/21	5,342	5,366
2% 11/7/24	8,100	8,476
2.375% 8/21/22	2,465	2,530
2.375% 4/6/25	18,500	19,583
2.375% 11/7/29	27,200	27,928
3.125% 11/7/49	11,500	11,411
3.25% 5/11/25	11,637	12,704
3.5% 11/13/23	5,753	6,171
3.875% 11/13/28	7,000	7,956
4% 5/10/46	3,287	3,737
4.375% 5/11/45	10,930	13,021
6.375% 12/15/38	3,452	5,030
Spectra Energy Partners LP:
3.375% 10/15/26	13,403	14,541
4.75% 3/15/24	3,965	4,372
Suncor Energy, Inc.:
3.6% 12/1/24	5,823	6,330
4% 11/15/47	4,109	4,384
6.8% 5/15/38	6,940	9,724
6.85% 6/1/39	1,644	2,343
The Williams Companies, Inc.:
3.35% 8/15/22	2,301	2,366
3.75% 6/15/27	19,197	21,293
3.9% 1/15/25	2,897	3,178
4.55% 6/24/24	4,663	5,160
4.85% 3/1/48	6,928	8,004
5.75% 6/24/44	1,561	1,959
Total Capital International SA:
2.7% 1/25/23	1,561	1,624
2.75% 6/19/21	4,931	4,937
2.875% 2/17/22	3,431	3,496
3.127% 5/29/50	2,930	2,835
3.455% 2/19/29	17,537	19,295
3.461% 7/12/49	5,360	5,567
3.75% 4/10/24	1,644	1,798
TransCanada PipeLines Ltd.:
2.5% 8/1/22	4,109	4,214
4.75% 5/15/38	8,622	10,057
4.875% 1/15/26	4,109	4,746
4.875% 5/15/48	4,043	4,915
5.1% 3/15/49	2,874	3,620
6.1% 6/1/40	5,505	7,335
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	4,800	5,097
3.95% 5/15/50	4,800	5,028
4.45% 8/1/42	6,369	7,239
4.6% 3/15/48	3,287	3,834
Valero Energy Corp.:
2.85% 4/15/25	13,579	14,409
4% 4/1/29	7,664	8,392
6.625% 6/15/37	4,454	5,922
		1,181,061

TOTAL ENERGY		1,222,123

FINANCIALS - 8.5%
Banks - 4.7%
Australia and New Zealand Banking Group Ltd. 3.7% 11/16/25	5,696	6,372
Banco Santander SA:
1.849% 3/25/26	13,400	13,599
2.958% 3/25/31	14,800	15,079
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (b)(c)	20,750	21,535
1.658% 3/11/27 (b)	15,940	16,165
1.734% 7/22/27 (b)	7,717	7,814
2.503% 10/21/22	7,396	7,461
2.651% 3/11/32 (b)	15,180	15,317
2.676% 6/19/41 (b)	10,200	9,638
2.687% 4/22/32 (b)	7,361	7,464
2.831% 10/24/51 (b)	8,260	7,752
3.004% 12/20/23 (b)	8,707	9,060
3.194% 7/23/30 (b)	39,496	41,997
3.248% 10/21/27	3,082	3,352
3.366% 1/23/26 (b)	21,711	23,572
3.419% 12/20/28 (b)	24,895	27,198
3.593% 7/21/28 (b)	9,122	10,049
3.705% 4/24/28 (b)	7,232	8,014
3.864% 7/23/24 (b)	19,969	21,379
3.97% 3/5/29 (b)	18,000	20,130
3.974% 2/7/30 (b)	11,619	13,031
4% 4/1/24	3,997	4,389
4% 1/22/25	4,931	5,440
4.083% 3/20/51 (b)	5,200	5,921
4.1% 7/24/23	5,753	6,214
4.183% 11/25/27	4,232	4,759
4.2% 8/26/24	6,985	7,723
4.25% 10/22/26	3,287	3,744
4.271% 7/23/29 (b)	14,800	16,880
4.33% 3/15/50 (b)	10,757	12,661
4.443% 1/20/48 (b)	12,532	14,795
4.45% 3/3/26	10,683	12,182
5% 1/21/44	4,412	5,600
6.11% 1/29/37	5,815	7,882
7.75% 5/14/38	3,431	5,340
Bank of Montreal:
3.3% 2/5/24	13,320	14,324
3.803% 12/15/32 (b)	9,580	10,582
Bank of Nova Scotia:
3.4% 2/11/24	33,229	35,774
4.5% 12/16/25	13,050	14,861
Barclays PLC:
2.852% 5/7/26 (b)	11,000	11,657
3.932% 5/7/25 (b)	13,028	14,132
4.337% 1/10/28	4,602	5,154
4.375% 1/12/26	4,289	4,828
4.836% 5/9/28	7,889	8,850
4.95% 1/10/47	13,280	16,328
5.25% 8/17/45	4,602	5,838
BB&T Corp.:
2.75% 4/1/22	7,289	7,429
3.75% 12/6/23	14,460	15,623
BPCE SA 4% 4/15/24	1,716	1,883
Capital One Bank NA 3.375% 2/15/23	2,079	2,182
Citigroup, Inc.:
3 month U.S. LIBOR + 1.020% 4.044% 6/1/24 (b)(c)	16,435	17,587
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (b)(c)	18,944	20,821
1.122% 1/28/27 (b)	14,600	14,437
2.35% 8/2/21	17,339	17,403
2.561% 5/1/32 (b)	12,400	12,430
2.75% 4/25/22	11,989	12,233
3.106% 4/8/26 (b)	25,600	27,473
3.142% 1/24/23 (b)	18,901	19,242
3.668% 7/24/28 (b)	6,229	6,884
3.7% 1/12/26	9,146	10,152
3.887% 1/10/28 (b)	3,698	4,126
3.98% 3/20/30 (b)	29,252	32,904
4.125% 7/25/28	12,688	14,276
4.4% 6/10/25	3,287	3,687
4.412% 3/31/31 (b)	8,000	9,199
4.6% 3/9/26	4,931	5,657
4.65% 7/23/48	11,650	14,577
4.75% 5/18/46	6,467	7,888
5.3% 5/6/44	1,644	2,129
5.5% 9/13/25	4,109	4,832
5.875% 1/30/42	1,377	1,921
8.125% 7/15/39	6,575	11,035
Citizens Financial Group, Inc.:
2.375% 7/28/21	3,582	3,588
2.638% 9/30/32 (a)	1,554	1,537
Comerica, Inc. 3.8% 7/22/26	2,999	3,331
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	10,296	10,739
Discover Bank 4.2% 8/8/23	5,753	6,223
Export-Import Bank of Korea:
0.625% 2/9/26	21,550	21,114
2.875% 1/21/25	6,245	6,651
5% 4/11/22	5,071	5,272
Fifth Third Bancorp:
2.55% 5/5/27	12,200	12,866
2.6% 6/15/22	6,146	6,283
3.5% 3/15/22	1,356	1,387
8.25% 3/1/38	1,708	2,800
HSBC Holdings PLC:
2.013% 9/22/28 (b)	40,050	40,092
2.099% 6/4/26 (b)	15,000	15,428
3.803% 3/11/25 (b)	26,696	28,876
3.9% 5/25/26	9,039	10,080
4.25% 8/18/25	4,602	5,109
4.292% 9/12/26 (b)	38,247	42,740
4.375% 11/23/26	23,584	26,688
4.95% 3/31/30	11,926	14,132
5.25% 3/14/44	3,946	4,960
6.5% 9/15/37	8,628	11,740
6.8% 6/1/38	5,000	7,040
HSBC U.S.A., Inc. 3.5% 6/23/24	5,753	6,253
Huntington Bancshares, Inc. 2.3% 1/14/22	6,753	6,828
ING Groep NV:
1.726% 4/1/27 (b)	7,576	7,671
2.727% 4/1/32 (b)	7,660	7,780
Japan Bank International Cooperation:
0.625% 5/22/23	23,300	23,451
1.25% 1/21/31	17,352	16,473
1.875% 7/21/26	3,260	3,393
2.125% 2/10/25	1,716	1,805
2.25% 11/4/26	4,486	4,745
2.375% 11/16/22	9,438	9,726
2.375% 4/20/26	10,730	11,416
2.75% 1/21/26	2,720	2,940
2.875% 6/1/27	6,246	6,844
3.125% 7/20/21	3,386	3,399
3.25% 7/20/28	7,396	8,288
3.375% 10/31/23	26,700	28,621
JPMorgan Chase & Co.:
1.953% 2/4/32 (b)	13,200	12,606
2.083% 4/22/26 (b)	30,280	31,457
2.522% 4/22/31 (b)	9,850	9,989
2.776% 4/25/23 (b)	4,109	4,201
2.95% 10/1/26	20,733	22,400
2.956% 5/13/31 (b)	10,250	10,636
3.109% 4/22/51 (b)	12,250	12,069
3.22% 3/1/25 (b)	14,331	15,306
3.25% 9/23/22	3,287	3,416
3.3% 4/1/26	7,396	8,119
3.375% 5/1/23	1,561	1,650
3.509% 1/23/29 (b)	26,000	28,489
3.54% 5/1/28 (b)	13,970	15,400
3.559% 4/23/24 (b)	8,218	8,696
3.797% 7/23/24 (b)	11,382	12,172
3.875% 9/10/24	26,892	29,471
3.882% 7/24/38 (b)	3,698	4,157
3.9% 7/15/25	17,750	19,753
3.96% 1/29/27 (b)	10,000	11,183
3.964% 11/15/48 (b)	7,724	8,694
4.005% 4/23/29 (b)	16,874	18,979
4.125% 12/15/26	4,828	5,478
4.203% 7/23/29 (b)	35,899	41,072
4.35% 8/15/21	1,644	1,658
4.452% 12/5/29 (b)	10,040	11,611
4.5% 1/24/22	10,683	10,979
4.85% 2/1/44	4,109	5,183
4.95% 6/1/45	7,843	9,963
5.5% 10/15/40	4,684	6,242
5.6% 7/15/41	1,233	1,685
5.625% 8/16/43	4,109	5,587
KeyBank NA 3.4% 5/20/26	4,289	4,689
Korea Development Bank:
0.4% 6/19/24	9,000	8,963
1.625% 1/19/31	11,000	10,636
Lloyds Banking Group PLC:
3.1% 7/6/21	8,218	8,240
4.344% 1/9/48	12,326	13,804
4.582% 12/10/25	9,580	10,809
4.65% 3/24/26	7,067	8,015
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	2,368	2,381
2.801% 7/18/24	6,706	7,143
2.998% 2/22/22	7,560	7,713
3.195% 7/18/29	11,687	12,561
3.455% 3/2/23	15,071	15,876
3.751% 7/18/39	6,514	7,211
3.85% 3/1/26	538	604
3.961% 3/2/28	18,079	20,348
Mizuho Financial Group, Inc.:
2.226% 5/25/26 (b)	11,200	11,609
2.591% 5/25/31 (b)	13,600	13,747
2.953% 2/28/22	7,067	7,214
3.549% 3/5/23	9,861	10,419
National Australia Bank Ltd. 2.5% 5/22/22	8,218	8,403
Oesterreichische Kontrollbank AG:
0.375% 9/17/25	8,959	8,811
2.375% 10/1/21	3,883	3,912
2.875% 9/7/21	3,455	3,480
PNC Financial Services Group, Inc.:
2.2% 11/1/24	5,540	5,858
2.6% 7/23/26	20,000	21,353
3.5% 1/23/24	14,370	15,485
3.9% 4/29/24	4,643	5,074
Rabobank Nederland:
3.75% 7/21/26	15,819	17,422
3.95% 11/9/22	4,546	4,774
4.375% 8/4/25	5,147	5,743
5.25% 5/24/41	2,465	3,254
Rabobank Nederland New York Branch:
2.75% 1/10/23	13,970	14,534
3.375% 5/21/25	3,217	3,526
Royal Bank of Canada:
1.2% 4/27/26	9,230	9,230
2.75% 2/1/22	10,683	10,867
4.65% 1/27/26	10,675	12,303
Royal Bank of Scotland Group PLC:
3 month U.S. LIBOR + 1.750% 4.892% 5/18/29 (b)(c)	7,000	8,102
3.498% 5/15/23 (b)	8,411	8,657
3.754% 11/1/29 (b)	10,600	11,311
3.875% 9/12/23	3,260	3,500
4.445% 5/8/30 (b)	5,748	6,515
4.8% 4/5/26	5,424	6,237
Santander Holdings U.S.A., Inc. 3.4% 1/18/23	8,973	9,352
Sumitomo Mitsui Banking Corp. 3.4% 7/11/24	4,911	5,324
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	11,700	11,873
2.142% 9/23/30	11,400	10,966
2.348% 1/15/25	7,400	7,760
2.442% 10/19/21	12,326	12,432
2.75% 1/15/30	7,000	7,265
2.778% 10/18/22	6,204	6,418
2.784% 7/12/22	8,620	8,862
2.846% 1/11/22	8,711	8,853
3.102% 1/17/23	31,345	32,763
3.936% 10/16/23	12,886	13,968
Synchrony Bank 3% 6/15/22	5,753	5,898
The Toronto-Dominion Bank:
2.65% 6/12/24	19,100	20,334
3.25% 3/11/24	25,000	26,932
3.5% 7/19/23	8,218	8,787
Truist Financial Corp. 1.267% 3/2/27 (b)	26,941	26,909
U.S. Bancorp:
1.375% 7/22/30	10,000	9,423
2.625% 1/24/22	11,402	11,559
3% 7/30/29	8,900	9,497
3.1% 4/27/26	7,396	8,070
Wells Fargo & Co.:
2.1% 7/26/21	8,218	8,242
2.164% 2/11/26 (b)	30,500	31,800
2.188% 4/30/26 (b)	24,150	25,181
2.406% 10/30/25 (b)	41,860	44,024
2.572% 2/11/31 (b)	19,310	19,744
3% 10/23/26	16,706	18,108
3.068% 4/30/41 (b)	14,600	14,564
3.3% 9/9/24	3,800	4,120
3.45% 2/13/23	3,020	3,178
3.55% 9/29/25	3,484	3,845
3.75% 1/24/24	35,240	38,099
3.9% 5/1/45	3,911	4,417
4.1% 6/3/26	2,650	2,985
4.4% 6/14/46	5,868	6,793
4.48% 1/16/24	3,135	3,450
4.75% 12/7/46	13,148	15,988
4.9% 11/17/45	7,928	9,705
5.013% 4/4/51 (b)	4,980	6,571
5.375% 11/2/43	5,520	7,107
5.606% 1/15/44	9,352	12,341
Westpac Banking Corp.:
2% 8/19/21	7,051	7,079
2.5% 6/28/22	20,897	21,419
2.85% 5/13/26	3,904	4,219
3.3% 2/26/24	26,696	28,771
4.11% 7/24/34 (b)	10,000	10,865
4.421% 7/24/39	4,790	5,531
Zions Bancorp NA 4.5% 6/13/23	171	183
		2,688,363
Capital Markets - 1.5%
Affiliated Managers Group, Inc. 3.5% 8/1/25	3,904	4,253
Ares Capital Corp. 2.15% 7/15/26	16,646	16,556
Bank of New York Mellon Corp.:
2.6% 2/7/22	8,218	8,333
2.8% 5/4/26	4,626	5,000
2.95% 1/29/23	12,326	12,864
BlackRock, Inc. 3.5% 3/18/24	2,383	2,593
Brookfield Finance, Inc. 2.724% 4/15/31	20,678	20,812
Charles Schwab Corp.:
0.75% 3/18/24	17,314	17,445
2% 3/20/28	17,350	17,664
Credit Suisse AG:
3% 10/29/21	2,573	2,604
3.625% 9/9/24	8,156	8,915
Credit Suisse Group AG:
3.8% 6/9/23	16,435	17,456
4.55% 4/17/26	6,985	7,919
4.875% 5/15/45	9,289	11,332
Deutsche Bank AG:
4.1% 1/13/26	9,900	10,890
4.5% 4/1/25	2,573	2,792
Deutsche Bank AG New York Branch:
3.3% 11/16/22	7,560	7,851
3.7% 5/30/24	8,054	8,665
3.95% 2/27/23	14,178	14,946
4.1% 1/13/26	17,914	19,736
Eaton Vance Corp. 3.625% 6/15/23	2,321	2,466
Franklin Resources, Inc. 2.85% 3/30/25	3,123	3,341
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (b)	14,110	14,054
1.093% 12/9/26 (b)	34,300	33,936
2.6% 2/7/30	10,000	10,267
2.615% 4/22/32 (b)	25,410	25,607
3.2% 2/23/23	19,041	19,933
3.5% 1/23/25	22,109	24,007
3.625% 1/22/23	7,396	7,794
3.625% 2/20/24	8,628	9,319
3.691% 6/5/28 (b)	14,600	16,145
3.75% 2/25/26	4,782	5,314
3.85% 7/8/24	3,123	3,399
3.85% 1/26/27	24,850	27,555
4.25% 10/21/25	4,109	4,620
4.411% 4/23/39 (b)	3,900	4,607
4.75% 10/21/45	12,967	16,382
5.25% 7/27/21	3,698	3,727
5.75% 1/24/22	3,534	3,660
5.95% 1/15/27	12,326	15,062
6.75% 10/1/37	16,810	23,975
Intercontinental Exchange, Inc.:
0.7% 6/15/23	3,400	3,422
1.85% 9/15/32	9,300	8,694
2.65% 9/15/40	9,300	8,671
3.75% 12/1/25	4,725	5,252
3.75% 9/21/28	7,667	8,552
4% 10/15/23	3,082	3,335
4.25% 9/21/48	8,680	9,875
Moody's Corp. 4.875% 12/17/48	8,517	10,799
Morgan Stanley:
3 month U.S. LIBOR + 1.430% 4.457% 4/22/39 (b)(c)	6,212	7,444
1.593% 5/4/27 (b)	11,790	11,898
2.188% 4/28/26 (b)	20,150	21,072
2.625% 11/17/21	14,282	14,441
2.72% 7/22/25 (b)	15,600	16,548
2.75% 5/19/22	9,861	10,104
3.125% 1/23/23	50,292	52,614
3.125% 7/27/26	4,602	5,010
3.217% 4/22/42 (b)	14,940	15,206
3.591% 7/22/28 (b)	6,985	7,726
3.7% 10/23/24	4,931	5,413
3.75% 2/25/23	5,568	5,896
3.772% 1/24/29 (b)	10,090	11,219
3.875% 4/29/24	12,064	13,167
3.875% 1/27/26	4,315	4,833
3.95% 4/23/27	28,092	31,662
3.971% 7/22/38 (b)	5,136	5,870
4.3% 1/27/45	1,644	1,946
4.375% 1/22/47	9,122	10,969
5.5% 7/28/21	2,794	2,817
5.597% 3/24/51 (b)	10,650	15,234
6.375% 7/24/42	2,383	3,522
7.25% 4/1/32	822	1,177
Nomura Holdings, Inc. 3.103% 1/16/30	14,488	14,941
Northern Trust Corp. 1.95% 5/1/30	17,750	17,662
State Street Corp. 2.65% 5/19/26	6,204	6,692
		867,479
Consumer Finance - 0.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	11,783	12,326
3.5% 5/26/22	7,765	7,967
3.65% 7/21/27	3,698	3,929
3.875% 1/23/28	12,902	13,637
4.45% 10/1/25	8,094	8,891
4.625% 7/1/22	7,765	8,098
4.875% 1/16/24	7,026	7,666
Ally Financial, Inc.:
3.05% 6/5/23	5,150	5,385
5.8% 5/1/25	15,300	17,878
American Express Co.:
2.5% 8/1/22	10,321	10,570
2.5% 7/30/24	31,910	33,883
4.05% 12/3/42	5,732	6,599
Capital One Financial Corp.:
3.2% 1/30/23	11,439	11,954
3.3% 10/30/24	11,942	12,912
3.75% 7/28/26	8,013	8,870
3.75% 3/9/27	29,065	32,559
3.8% 1/31/28	10,683	11,973
3.9% 1/29/24	14,020	15,193
4.75% 7/15/21	3,287	3,305
Discover Financial Services:
4.5% 1/30/26	15,464	17,539
5.2% 4/27/22	822	857
Ford Motor Credit Co. LLC:
3.219% 1/9/22	3,002	3,032
4.25% 9/20/22	1,544	1,593
4.375% 8/6/23	3,431	3,609
5.875% 8/2/21	9,348	9,395
GE Capital International Funding Co.:
3.373% 11/15/25	23,667	25,860
4.418% 11/15/35	26,211	30,471
John Deere Capital Corp.:
2.65% 6/24/24	8,596	9,169
2.65% 6/10/26	4,109	4,434
2.7% 1/6/23	8,218	8,540
2.8% 1/27/23	4,109	4,286
2.8% 3/6/23	2,671	2,794
2.8% 9/8/27	5,753	6,215
3.45% 3/7/29	16,435	18,259
Synchrony Financial:
3.7% 8/4/26	3,881	4,253
4.375% 3/19/24	9,249	10,137
5.15% 3/19/29	22,382	25,986
Toyota Motor Credit Corp.:
0.5% 8/14/23	15,000	15,061
1.15% 8/13/27	17,300	17,016
2.6% 1/11/22	6,575	6,671
2.7% 1/11/23	8,218	8,543
3.35% 1/8/24	11,496	12,375
		479,690
Diversified Financial Services - 0.8%
AB Svensk Exportkredit:
0.25% 9/29/23	13,980	13,958
2.375% 3/9/22	4,602	4,678
Berkshire Hathaway Finance Corp.:
1.45% 10/15/30	7,850	7,533
2.85% 10/15/50	11,000	10,495
4.2% 8/15/48	9,754	11,582
5.75% 1/15/40	4,109	5,794
Berkshire Hathaway, Inc.:
3.125% 3/15/26	9,450	10,361
4.5% 2/11/43	1,644	2,059
BP Capital Markets America, Inc.:
3% 2/24/50	11,500	10,662
3.017% 1/16/27	7,807	8,434
3.224% 4/14/24	12,454	13,364
3.245% 5/6/22	6,369	6,551
Brixmor Operating Partnership LP:
3.25% 9/15/23	3,854	4,063
3.9% 3/15/27	4,635	5,101
4.05% 7/1/30	5,036	5,545
4.125% 6/15/26	6,204	6,936
4.125% 5/15/29	5,548	6,137
DH Europe Finance II SARL:
2.2% 11/15/24	6,790	7,126
2.6% 11/15/29	7,940	8,216
3.4% 11/15/49	8,600	8,988
Export Development Canada:
2.625% 2/21/24	9,580	10,192
2.75% 3/15/23	37,520	39,197
General Electric Co. 6.15% 8/7/37	447	605
Japan International Cooperation Agency 1.75% 4/28/31	8,184	8,096
KfW:
0.25% 10/19/23	12,100	12,101
0.375% 7/18/25	14,150	13,989
0.625% 1/22/26	44,100	43,776
1.5% 6/15/21	24,538	24,551
2% 10/4/22	20,692	21,204
2% 5/2/25	3,143	3,312
2.125% 3/7/22	6,724	6,826
2.125% 1/17/23	9,861	10,172
2.375% 12/29/22	27,223	28,166
2.5% 11/20/24	8,567	9,154
2.625% 2/28/24	16,765	17,819
2.875% 4/3/28	12,622	13,941
3.125% 12/15/21	15,860	16,114
Landwirtschaftliche Rentenbank:
1.75% 7/27/26	6,985	7,290
2.5% 11/15/27	7,264	7,829
Voya Financial, Inc.:
3.65% 6/15/26	12,975	14,435
5.7% 7/15/43	3,082	4,094
		470,446
Insurance - 0.6%
ACE INA Holdings, Inc.:
1.375% 9/15/30	22,150	20,758
3.35% 5/3/26	3,468	3,813
4.35% 11/3/45	3,287	4,003
AFLAC, Inc. 4% 10/15/46	3,107	3,476
Allstate Corp.:
3.28% 12/15/26	3,879	4,285
4.2% 12/15/46	6,212	7,370
American International Group, Inc.:
3.75% 7/10/25	2,342	2,583
3.875% 1/15/35	2,219	2,447
3.9% 4/1/26	3,098	3,457
4.2% 4/1/28	15,243	17,356
4.375% 6/30/50	4,700	5,435
4.5% 7/16/44	7,293	8,491
4.7% 7/10/35	4,766	5,680
4.75% 4/1/48	8,077	9,771
4.875% 6/1/22	7,396	7,734
Aon PLC:
3.5% 6/14/24	1,644	1,773
4% 11/27/23	2,465	2,659
4.6% 6/14/44	1,315	1,592
4.75% 5/15/45	4,832	6,045
Baylor Scott & White Holdings:
Series 2021, 2.839% 11/15/50	14,500	13,917
3.967% 11/15/46	2,055	2,398
Brighthouse Financial, Inc. 4.7% 6/22/47	7,807	8,423
Hartford Financial Services Group, Inc.:
2.8% 8/19/29	5,844	6,041
3.6% 8/19/49	6,993	7,337
4.4% 3/15/48	7,979	9,395
Lincoln National Corp.:
3.625% 12/12/26	4,931	5,463
4.35% 3/1/48	2,500	2,832
4.375% 6/15/50	5,000	5,730
Marsh & McLennan Companies, Inc.:
3.5% 6/3/24	1,561	1,688
3.875% 3/15/24	7,807	8,519
4.05% 10/15/23	5,568	5,984
4.2% 3/1/48	4,002	4,766
4.35% 1/30/47	2,301	2,775
4.375% 3/15/29	6,327	7,372
4.9% 3/15/49	7,643	9,990
MetLife, Inc.:
4.125% 8/13/42	5,130	5,933
4.55% 3/23/30	9,300	11,014
4.6% 5/13/46	1,644	2,038
4.721% 12/15/44 (b)	4,109	5,156
5.875% 2/6/41	2,059	2,878
Principal Financial Group, Inc. 4.3% 11/15/46	6,575	7,638
Progressive Corp.:
2.45% 1/15/27	3,895	4,141
4.2% 3/15/48	4,550	5,396
Prudential Financial, Inc.:
3.878% 3/27/28	5,259	5,967
3.905% 12/7/47	452	502
3.935% 12/7/49	8,809	9,853
4.35% 2/25/50	10,267	12,169
4.418% 3/27/48	5,218	6,230
5.7% 12/14/36	312	422
The Chubb Corp. 6.5% 5/15/38	2,884	4,281
The Travelers Companies, Inc.:
4.1% 3/4/49	5,000	5,943
4.3% 8/25/45	1,199	1,443
6.25% 6/15/37	6,862	9,891
Unum Group 4.5% 3/15/25	22,170	24,871
		347,124

TOTAL FINANCIALS		4,853,102

HEALTH CARE - 2.8%
Biotechnology - 0.5%
AbbVie, Inc.:
2.6% 11/21/24	12,700	13,452
2.9% 11/6/22	4,684	4,853
2.95% 11/21/26	9,300	9,981
3.2% 11/21/29	15,900	17,054
3.25% 10/1/22	2,465	2,542
3.45% 3/15/22	14,812	15,106
3.6% 5/14/25	7,396	8,088
3.8% 3/15/25	7,248	7,955
4.05% 11/21/39	9,300	10,405
4.25% 11/14/28	6,812	7,845
4.25% 11/21/49	15,400	17,736
4.3% 5/14/36	5,144	5,943
4.4% 11/6/42	3,924	4,550
4.45% 5/14/46	5,753	6,721
4.55% 3/15/35	5,464	6,505
4.7% 5/14/45	10,828	13,033
4.75% 3/15/45	5,202	6,309
4.875% 11/14/48	4,790	5,970
Amgen, Inc.:
1.9% 2/21/25	6,700	6,961
2.6% 8/19/26	8,628	9,174
3.125% 5/1/25	1,644	1,780
3.375% 2/21/50	9,200	9,307
4.4% 5/1/45	8,160	9,559
4.663% 6/15/51	10,250	12,630
Gilead Sciences, Inc.:
1.65% 10/1/30	12,340	11,690
2.8% 10/1/50	12,240	11,072
3.65% 3/1/26	5,078	5,614
4.15% 3/1/47	10,223	11,480
4.75% 3/1/46	9,039	10,986
		264,301
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories:
3.75% 11/30/26	5,730	6,486
4.75% 11/30/36	3,698	4,633
4.9% 11/30/46	8,546	11,247
Becton, Dickinson & Co.:
2.823% 5/20/30	7,230	7,484
3.363% 6/6/24	8,218	8,843
3.7% 6/6/27	22,809	25,424
4.685% 12/15/44	8,928	10,698
Boston Scientific Corp.:
3.45% 3/1/24	17,841	19,151
4% 3/1/29	8,875	9,971
4.7% 3/1/49	14,323	17,641
Danaher Corp. 4.375% 9/15/45	1,948	2,326
Medtronic Global Holdings SCA 3.35% 4/1/27	12,039	13,353
Medtronic, Inc. 4.625% 3/15/45	10,621	13,418
Stryker Corp.:
1.95% 6/15/30	7,650	7,431
2.9% 6/15/50	7,650	7,290
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	9,352	10,189
		175,585
Health Care Providers & Services - 1.1%
Aetna, Inc.:
2.8% 6/15/23	12,326	12,869
3.875% 8/15/47	4,300	4,588
4.125% 11/15/42	9,324	10,328
Allina Health System, Inc. 3.887% 4/15/49	5,451	6,147
Anthem, Inc.:
3.125% 5/15/50	7,000	6,800
3.3% 1/15/23	1,644	1,721
3.65% 12/1/27	28,541	31,808
4.375% 12/1/47	8,598	10,007
4.55% 3/1/48	3,870	4,656
4.625% 5/15/42	2,136	2,543
4.65% 1/15/43	1,644	1,970
Banner Health 2.913% 1/1/51	11,300	10,689
Baptist Healthcare System Obli 3.54% 8/15/50	11,025	11,324
Bon Secours Mercy Health, Inc. 2.095% 6/1/31	7,554	7,396
Cardinal Health, Inc. 4.368% 6/15/47	11,414	12,545
Children's Hospital Medical Center 4.268% 5/15/44	2,728	3,329
Children's Hospital of Philadelphia 2.704% 7/1/50	8,309	7,873
Cigna Corp.:
3% 7/15/23	8,218	8,629
3.75% 7/15/23	5,542	5,919
4.125% 11/15/25	8,099	9,127
4.375% 10/15/28	21,818	25,174
4.5% 2/25/26	9,582	10,953
4.8% 8/15/38	19,369	23,462
4.8% 7/15/46	6,245	7,626
4.9% 12/15/48	6,997	8,717
6.125% 11/15/41	2,465	3,428
CommonSpirit Health:
3.91% 10/1/50	12,725	13,337
4.35% 11/1/42	1,644	1,867
CVS Health Corp.:
2.7% 8/21/40	12,450	11,614
2.875% 6/1/26	6,164	6,614
3% 8/15/26	13,607	14,768
3.25% 8/15/29	14,445	15,529
3.7% 3/9/23	2,354	2,489
3.875% 7/20/25	3,829	4,244
4.1% 3/25/25	3,385	3,772
4.3% 3/25/28	19,640	22,505
4.875% 7/20/35	2,547	3,075
5.05% 3/25/48	22,516	27,791
5.125% 7/20/45	7,239	9,027
5.3% 12/5/43	3,609	4,617
Franciscan Missionaries of Our Lady Health System, Inc. 3.914% 7/1/49	8,760	9,668
HCA Holdings, Inc. 5.25% 6/15/49	14,240	17,534
Humana, Inc.:
3.125% 8/15/29	6,680	7,061
4.95% 10/1/44	2,055	2,516
INTEGRIS Baptist Medical Center, Inc. 3.875% 8/15/50	9,396	10,149
Kaiser Foundation Hospitals:
3.266% 11/1/49	7,510	7,834
4.15% 5/1/47	5,384	6,482
4.875% 4/1/42	1,479	1,933
McKesson Corp.:
3.796% 3/15/24	4,109	4,450
4.883% 3/15/44	4,109	5,017
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	2,465	2,980
MidMichigan Health 3.409% 6/1/50	3,859	3,962
New York & Presbyterian Hospital:
4.024% 8/1/45	2,876	3,426
4.063% 8/1/56	2,161	2,581
Novant Health, Inc. 3.168% 11/1/51	6,815	6,841
NYU Hospitals Center 4.784% 7/1/44	6,245	7,820
Orlando Health Obligated Group 3.327% 10/1/50	6,224	6,329
Partners Healthcare System, Inc. 4.117% 7/1/55	2,876	3,389
Sutter Health 3.361% 8/15/50	15,100	15,370
Trinity Health Corp. 2.632% 12/1/40	3,633	3,462
UnitedHealth Group, Inc.:
1.15% 5/15/26	3,264	3,270
1.25% 1/15/26	6,470	6,551
2% 5/15/30	3,000	2,988
2.3% 5/15/31	2,754	2,767
2.375% 8/15/24	8,104	8,575
2.875% 12/15/21	2,116	2,146
2.9% 5/15/50	6,490	6,291
3.25% 5/15/51	3,150	3,217
3.375% 4/15/27	4,437	4,921
3.5% 6/15/23	7,314	7,795
3.7% 8/15/49	8,622	9,523
3.75% 7/15/25	2,876	3,204
3.75% 10/15/47	7,856	8,616
3.85% 6/15/28	9,540	10,854
3.875% 12/15/28	12,319	14,125
3.875% 8/15/59	10,302	11,652
4.2% 1/15/47	2,958	3,436
4.375% 3/15/42	9,697	11,692
4.75% 7/15/45	1,373	1,746
West Virginia University Health System Obligated Group 3.129% 6/1/50	5,110	4,931
		647,981
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29	13,412	13,888
5.3% 2/1/44	4,782	6,374
		20,262
Pharmaceuticals - 0.8%
AstraZeneca Finance LLC:
1.2% 5/28/26	7,450	7,458
2.25% 5/28/31	7,250	7,256
AstraZeneca PLC:
4.375% 11/16/45	6,196	7,411
4.375% 8/17/48	10,164	12,300
6.45% 9/15/37	2,671	3,888
Bayer U.S. Finance II LLC:
2.75% 7/15/21 (a)	5,224	5,237
2.85% 4/15/25 (a)	3,143	3,272
3.95% 4/15/45 (a)	1,142	1,189
Bristol-Myers Squibb Co.:
2.9% 7/26/24	9,355	10,030
3.2% 6/15/26	3,353	3,688
3.25% 8/1/42	2,301	2,424
3.4% 7/26/29	15,088	16,702
3.875% 8/15/25	9,500	10,658
4.125% 6/15/39	2,347	2,767
4.25% 10/26/49	9,963	11,930
4.35% 11/15/47	5,500	6,645
4.55% 2/20/48	15,000	18,779
5% 8/15/45	4,300	5,640
Eli Lilly & Co. 2.25% 5/15/50	17,730	15,272
GlaxoSmithKline Capital PLC 3% 6/1/24	9,580	10,287
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	5,932	8,623
Johnson & Johnson:
0.55% 9/1/25	6,630	6,596
1.3% 9/1/30	6,630	6,357
2.1% 9/1/40	6,630	6,116
2.45% 3/1/26	4,593	4,919
2.45% 9/1/60	6,630	5,939
3.4% 1/15/38	7,667	8,516
3.5% 1/15/48	4,931	5,495
3.625% 3/3/37	3,287	3,764
4.5% 12/5/43	5,444	6,877
4.85% 5/15/41	3,500	4,536
Merck & Co., Inc.:
2.4% 9/15/22	1,644	1,681
2.45% 6/24/50	4,570	4,099
2.9% 3/7/24	9,436	10,078
3.6% 9/15/42	1,644	1,819
3.7% 2/10/45	5,259	5,870
3.9% 3/7/39	10,000	11,461
Mylan NV 5.2% 4/15/48	2,465	2,891
Novartis Capital Corp.:
1.75% 2/14/25	7,700	7,996
2.4% 5/17/22	9,533	9,726
2.4% 9/21/22	3,082	3,169
2.75% 8/14/50	11,300	10,863
3% 11/20/25	8,604	9,371
3.1% 5/17/27	4,841	5,323
3.7% 9/21/42	2,321	2,638
4% 11/20/45	4,306	5,048
Perrigo Finance PLC:
4.375% 3/15/26	2,659	2,941
4.9% 12/15/44	1,946	1,961
Pfizer, Inc.:
2.7% 5/28/50	3,720	3,514
2.95% 3/15/24	3,863	4,136
3% 12/15/26	5,505	6,056
3.2% 9/15/23	10,452	11,118
3.45% 3/15/29	6,846	7,617
3.9% 3/15/39	5,177	6,006
4% 12/15/36	7,807	9,190
4.125% 12/15/46	2,703	3,199
4.2% 9/15/48	6,410	7,719
4.4% 5/15/44	3,443	4,203
7.2% 3/15/39	4,437	7,029
Shire Acquisitions Investments Ireland DAC:
2.875% 9/23/23	7,765	8,153
3.2% 9/23/26	32,197	35,175
Utah Acquisition Sub, Inc.:
3.15% 6/15/21	1,644	1,646
3.95% 6/15/26	2,326	2,573
5.25% 6/15/46	2,712	3,192
Viatris, Inc.:
2.7% 6/22/30 (a)	7,500	7,479
4% 6/22/50 (a)	7,500	7,599
Zoetis, Inc.:
3.25% 2/1/23	4,109	4,276
3.95% 9/12/47	1,644	1,864
4.7% 2/1/43	1,068	1,322
		470,572

TOTAL HEALTH CARE		1,578,701

INDUSTRIALS - 2.0%
Aerospace & Defense - 0.5%
General Dynamics Corp.:
3.375% 5/15/23	7,807	8,259
3.75% 5/15/28	7,724	8,728
4.25% 4/1/50	4,000	4,879
Lockheed Martin Corp.:
3.55% 1/15/26	6,245	6,936
4.09% 9/15/52	12,494	14,895
Northrop Grumman Corp.:
3.25% 1/15/28	6,903	7,472
3.85% 4/15/45	1,540	1,707
4.03% 10/15/47	15,474	17,610
4.75% 6/1/43	3,287	4,081
Raytheon Technologies Corp.:
2.8% 3/15/22	6,985	7,110
3.15% 12/15/24	7,314	7,883
3.65% 8/16/23	544	579
3.75% 11/1/46	6,134	6,622
4.05% 5/4/47	1,915	2,159
4.125% 11/16/28	12,088	13,779
4.35% 4/15/47	5,424	6,375
4.45% 11/16/38	4,360	5,122
4.5% 6/1/42	6,065	7,252
4.625% 11/16/48	10,853	13,378
4.875% 10/15/40	822	1,016
5.7% 4/15/40	1,644	2,193
The Boeing Co.:
2.125% 3/1/22	3,089	3,124
2.5% 3/1/25	3,780	3,912
2.7% 2/1/27	6,514	6,746
2.8% 3/1/23	4,060	4,209
2.95% 2/1/30	8,334	8,411
3.625% 3/1/48	3,287	3,136
3.65% 3/1/47	2,268	2,152
3.75% 2/1/50	12,700	12,440
4.875% 5/1/25	14,370	16,144
5.15% 5/1/30	10,000	11,705
5.705% 5/1/40	32,630	40,620
5.805% 5/1/50	14,760	18,983
6.875% 3/15/39	2,712	3,686
		283,303
Air Freight & Logistics - 0.1%
FedEx Corp.:
3.9% 2/1/35	4,848	5,436
4.05% 2/15/48	3,000	3,302
4.4% 1/15/47	6,575	7,626
4.55% 4/1/46	1,233	1,440
4.95% 10/17/48	6,489	8,091
5.25% 5/15/50	3,500	4,600
United Parcel Service, Inc.:
2.4% 11/15/26	6,164	6,581
3.4% 11/15/46	2,177	2,302
3.75% 11/15/47	5,078	5,697
4.25% 3/15/49	3,300	4,015
5.3% 4/1/50	4,830	6,735
6.2% 1/15/38	2,055	2,973
		58,798
Airlines - 0.1%
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	1,358	1,372
American Airlines, Inc. equipment trust certificate 3.2% 12/15/29	5,189	5,249
United Airlines 2015-1 Class AA pass-thru trust 3.45% 6/1/29	455	479
United Airlines pass-thru trust equipment trust certificate 3.1% 1/7/30	6,331	6,546
United Airlines, Inc. 4% 4/29/26	2,416	2,556
		16,202
Building Products - 0.1%
Carrier Global Corp.:
2.242% 2/15/25	10,400	10,873
2.493% 2/15/27	7,350	7,720
2.722% 2/15/30	12,800	13,143
3.377% 4/5/40	5,130	5,225
3.577% 4/5/50	11,600	11,788
Masco Corp.:
2% 2/15/31	7,638	7,314
3.125% 2/15/51	3,864	3,660
		59,723
Commercial Services & Supplies - 0.1%
FMS Wertmanagement AoeR 1.375% 6/8/21	7,724	7,726
Republic Services, Inc.:
1.45% 2/15/31	18,400	16,918
2.9% 7/1/26	3,468	3,733
3.2% 3/15/25	9,266	9,991
3.95% 5/15/28	8,628	9,696
Waste Management, Inc.:
2.4% 5/15/23	4,355	4,513
2.9% 9/15/22	5,485	5,632
4.15% 7/15/49	10,538	12,523
		70,732
Electrical Equipment - 0.0%
Eaton Corp.:
2.75% 11/2/22	4,705	4,869
4% 11/2/32	1,561	1,798
4.15% 11/2/42	1,561	1,802
		8,469
Industrial Conglomerates - 0.3%
3M Co.:
2% 6/26/22	3,287	3,351
2.375% 8/26/29	9,127	9,450
2.65% 4/15/25	3,738	3,998
2.875% 10/15/27	3,287	3,578
3.05% 4/15/30	3,013	3,270
3.125% 9/19/46	2,268	2,310
3.25% 8/26/49	7,032	7,452
3.7% 4/15/50	3,719	4,231
General Electric Co.:
3.45% 5/1/27	3,850	4,240
3.625% 5/1/30	4,820	5,294
4.25% 5/1/40	2,850	3,221
4.35% 5/1/50	8,820	10,050
4.5% 3/11/44	24,957	29,130
5.875% 1/14/38	3,677	4,867
6.875% 1/10/39	942	1,371
Honeywell International, Inc.:
1.35% 6/1/25	8,400	8,595
1.95% 6/1/30	9,100	9,105
2.5% 11/1/26	5,884	6,288
2.8% 6/1/50	8,450	8,268
3.812% 11/21/47	1,151	1,314
Roper Technologies, Inc.:
0.45% 8/15/22	4,900	4,908
1% 9/15/25	7,700	7,680
1.4% 9/15/27	7,500	7,362
1.75% 2/15/31	7,500	7,050
2% 6/30/30	14,800	14,314
2.8% 12/15/21	5,432	5,494
3.8% 12/15/26	6,985	7,817
		184,008
Machinery - 0.3%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	11,450	11,486
1.1% 9/14/27	11,810	11,616
1.7% 8/9/21	7,716	7,737
2.4% 6/6/22	8,218	8,403
2.4% 8/9/26	2,342	2,467
2.85% 6/1/22	3,287	3,375
3.45% 5/15/23	11,504	12,222
Caterpillar, Inc.:
3.25% 9/19/49	13,670	14,423
3.803% 8/15/42	2,055	2,365
5.3% 9/15/35	5,753	7,425
Deere & Co.:
2.875% 9/7/49	9,910	9,771
5.375% 10/16/29	822	1,031
Ingersoll-Rand Luxembourg Finance SA:
3.8% 3/21/29	11,793	13,157
4.65% 11/1/44	4,931	5,872
Otis Worldwide Corp.:
2.565% 2/15/30	11,000	11,226
3.362% 2/15/50	8,370	8,473
Parker Hannifin Corp.:
3.25% 3/1/27	4,643	5,098
4% 6/14/49	4,890	5,510
4.1% 3/1/47	4,651	5,312
		146,969
Professional Services - 0.0%
Thomson Reuters Corp. 3.35% 5/15/26	5,753	6,291
Road & Rail - 0.4%
Burlington Northern Santa Fe LLC:
3% 3/15/23	2,301	2,397
3.05% 3/15/22	8,218	8,343
3.05% 2/15/51	3,620	3,619
3.25% 6/15/27	6,164	6,780
3.55% 2/15/50	5,000	5,396
3.9% 8/1/46	3,813	4,296
4.05% 6/15/48	13,835	15,975
4.125% 6/15/47	2,342	2,733
4.15% 4/1/45	1,397	1,625
4.375% 9/1/42	3,698	4,420
4.55% 9/1/44	2,465	3,044
4.9% 4/1/44	3,287	4,217
Canadian National Railway Co.:
2.45% 5/1/50	13,710	11,756
2.85% 12/15/21	4,109	4,140
3.2% 8/2/46	2,712	2,705
CSX Corp.:
3.25% 6/1/27	4,109	4,497
3.4% 8/1/24	3,800	4,110
3.8% 11/1/46	4,701	5,065
3.95% 5/1/50	2,938	3,329
4.1% 3/15/44	5,568	6,293
4.5% 3/15/49	11,341	13,580
4.75% 11/15/48	4,758	5,859
Norfolk Southern Corp.:
3% 4/1/22	6,164	6,262
3.25% 12/1/21	4,109	4,140
3.65% 8/1/25	9,861	10,846
3.8% 8/1/28	7,701	8,659
3.95% 10/1/42	1,561	1,717
4.05% 8/15/52	7,096	8,034
4.65% 1/15/46	2,678	3,208
Union Pacific Corp.:
2.15% 2/5/27	7,400	7,655
2.75% 3/1/26	5,473	5,866
2.891% 4/6/36 (a)	7,544	7,628
3% 4/15/27	4,109	4,453
3.25% 2/5/50	11,090	11,046
3.35% 8/15/46	3,879	3,952
3.6% 9/15/37	2,712	2,951
3.799% 10/1/51	2,301	2,501
3.839% 3/20/60	11,556	12,366
		225,463
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.625% 7/1/22	7,741	7,903
2.75% 1/15/23	8,218	8,494
3.125% 12/1/30	10,000	9,994
3.375% 6/1/21	11,524	11,524
3.625% 12/1/27	7,855	8,335
3.75% 2/1/22	3,139	3,190
4.25% 2/1/24	10,816	11,750
		61,190

TOTAL INDUSTRIALS		1,121,148

INFORMATION TECHNOLOGY - 2.2%
Communications Equipment - 0.0%
Cisco Systems, Inc.:
1.85% 9/20/21	8,300	8,330
2.2% 9/20/23	6,171	6,433
2.5% 9/20/26	4,109	4,428
3.5% 6/15/25	3,509	3,887
5.9% 2/15/39	10,203	14,532
		37,610
Electronic Equipment & Components - 0.2%
Corning, Inc.:
3.9% 11/15/49	5,000	5,458
4.75% 3/15/42	4,109	4,898
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4% 7/15/24 (a)	9,450	10,279
4.9% 10/1/26 (a)	7,765	8,915
5.3% 10/1/29 (a)	20,684	24,489
6.02% 6/15/26 (a)	13,263	15,812
8.1% 7/15/36 (a)	8,590	12,714
8.35% 7/15/46 (a)	9,871	15,493
Tyco Electronics Group SA:
3.45% 8/1/24	2,999	3,231
7.125% 10/1/37	2,034	3,049
		104,338
IT Services - 0.5%
Fidelity National Information Services, Inc.:
1.15% 3/1/26	17,522	17,390
2.25% 3/1/31	14,550	14,251
Fiserv, Inc.:
3.5% 7/1/29	9,101	9,882
4.4% 7/1/49	15,118	17,461
Global Payments, Inc. 1.2% 3/1/26	24,275	24,076
IBM Corp.:
1.95% 5/15/30	11,485	11,314
2.5% 1/27/22	6,410	6,508
2.95% 5/15/50	11,385	10,776
3% 5/15/24	9,867	10,579
3.5% 5/15/29	13,939	15,374
3.625% 2/12/24	8,218	8,911
4.25% 5/15/49	8,909	10,346
4.7% 2/19/46	4,068	5,075
MasterCard, Inc.:
3.3% 3/26/27	5,942	6,591
3.35% 3/26/30	8,268	9,188
3.8% 11/21/46	3,123	3,518
3.85% 3/26/50	14,640	16,786
PayPal Holdings, Inc.:
1.65% 6/1/25	11,230	11,608
2.3% 6/1/30	13,000	13,160
The Western Union Co. 2.85% 1/10/25	9,000	9,537
Visa, Inc.:
1.9% 4/15/27	11,780	12,205
2.05% 4/15/30	15,270	15,486
2.7% 4/15/40	9,800	9,751
2.75% 9/15/27	9,795	10,596
3.15% 12/14/25	7,404	8,119
4.3% 12/14/45	5,457	6,689
		295,177
Semiconductors & Semiconductor Equipment - 0.4%
Applied Materials, Inc. 4.35% 4/1/47	10,617	12,985
Broadcom Corp./Broadcom Cayman LP:
3.5% 1/15/28	5,753	6,192
3.875% 1/15/27	3,148	3,458
Broadcom, Inc.:
2.45% 2/15/31 (a)	17,810	17,104
3.459% 9/15/26	10,373	11,269
3.469% 4/15/34 (a)	3,508	3,553
3.75% 2/15/51 (a)	17,810	17,306
4.3% 11/15/32	10,300	11,362
4.75% 4/15/29	14,053	16,074
Intel Corp.:
2.35% 5/11/22	13,970	14,234
2.45% 11/15/29	8,500	8,822
3.25% 11/15/49	8,600	8,715
3.3% 10/1/21	12,326	12,452
3.734% 12/8/47	2,684	2,919
3.9% 3/25/30	9,360	10,708
4.1% 5/19/46	5,753	6,644
4.1% 5/11/47	1,972	2,255
4.75% 3/25/50	9,840	12,481
Lam Research Corp. 2.875% 6/15/50	12,050	11,531
NVIDIA Corp.:
2.85% 4/1/30	8,900	9,475
3.5% 4/1/50	4,950	5,304
Qualcomm, Inc.:
2.6% 1/30/23	6,164	6,400
4.3% 5/20/47	8,300	9,845
Texas Instruments, Inc. 4.15% 5/15/48	5,717	6,942
		228,030
Software - 0.6%
Microsoft Corp.:
1.55% 8/8/21	16,567	16,590
2.4% 2/6/22	23,010	23,316
2.525% 6/1/50	33,263	30,970
2.675% 6/1/60	5,518	5,132
2.7% 2/12/25	14,114	15,177
2.875% 2/6/24	9,580	10,192
2.921% 3/17/52	38,196	38,230
3.041% 3/17/62	3,391	3,412
3.45% 8/8/36	2,387	2,659
3.625% 12/15/23	21,489	23,151
Oracle Corp.:
1.65% 3/25/26	9,423	9,547
1.9% 9/15/21	6,903	6,928
2.5% 5/15/22	7,889	8,033
2.5% 4/1/25	8,860	9,339
2.625% 2/15/23	8,218	8,533
2.65% 7/15/26	7,396	7,827
2.875% 3/25/31	10,630	10,890
2.95% 5/15/25	4,109	4,393
2.95% 4/1/30	11,770	12,254
3.25% 11/15/27	14,053	15,281
3.4% 7/8/24	3,883	4,185
3.6% 4/1/50	12,810	12,609
3.85% 7/15/36	8,325	9,021
3.85% 4/1/60	14,890	14,875
3.95% 3/25/51	10,940	11,361
4% 7/15/46	8,054	8,401
4% 11/15/47	14,379	15,079
4.125% 5/15/45	2,465	2,627
4.3% 7/8/34	3,184	3,630
5.375% 7/15/40	10,272	12,828
		356,470
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
0.55% 8/20/25	14,600	14,470
0.7% 2/8/26	11,310	11,203
1.25% 8/20/30	13,550	12,764
2.1% 9/12/22	6,985	7,145
2.15% 2/9/22	4,109	4,165
2.3% 5/11/22	6,575	6,697
2.375% 2/8/41	11,760	10,948
2.4% 1/13/23	24,653	25,488
2.45% 8/4/26	16,928	18,038
2.55% 8/20/60	5,340	4,672
2.65% 5/11/50	4,300	3,969
2.7% 5/13/22	5,464	5,595
2.9% 9/12/27	11,546	12,559
2.95% 9/11/49	21,980	21,720
3% 11/13/27	8,218	8,994
3.2% 5/13/25	8,620	9,431
3.2% 5/11/27	13,457	14,862
3.75% 9/12/47	5,000	5,619
3.75% 11/13/47	5,732	6,485
3.85% 5/4/43	10,683	12,179
4.25% 2/9/47	2,055	2,482
4.375% 5/13/45	3,854	4,700
4.5% 2/23/36	7,609	9,432
4.65% 2/23/46	4,643	5,904
Hewlett Packard Enterprise Co.:
4.9% 10/15/25 (b)	8,013	9,136
6.2% 10/15/35 (b)	3,197	4,276
6.35% 10/15/45 (b)	1,545	2,038
HP, Inc.:
2.2% 6/17/25	11,650	12,181
6% 9/15/41	1,233	1,603
		268,755

TOTAL INFORMATION TECHNOLOGY		1,290,380

MATERIALS - 0.6%
Chemicals - 0.5%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	4,950	5,073
2.05% 5/15/30	5,400	5,411
2.7% 5/15/40	4,650	4,545
2.8% 5/15/50	5,530	5,257
DuPont de Nemours, Inc.:
4.205% 11/15/23	11,669	12,686
4.725% 11/15/28	14,089	16,614
5.319% 11/15/38	8,750	11,193
Eastman Chemical Co. 4.65% 10/15/44	2,465	2,929
Ecolab, Inc.:
1.3% 1/30/31	6,575	6,088
2.7% 11/1/26	5,424	5,828
3.95% 12/1/47	8,736	10,102
5.5% 12/8/41	335	447
Linde, Inc./Connecticut:
2.2% 8/15/22	1,644	1,675
2.45% 2/15/22	3,821	3,860
3.2% 1/30/26	5,210	5,712
3.55% 11/7/42	1,644	1,814
LYB International Finance BV:
4% 7/15/23	4,622	4,952
4.875% 3/15/44	4,807	5,778
LYB International Finance II BV 3.5% 3/2/27	20,109	21,959
LYB International Finance III LLC:
3.375% 10/1/40	7,620	7,646
3.625% 4/1/51	7,620	7,630
LyondellBasell Industries NV 4.625% 2/26/55	3,073	3,527
Nutrien Ltd.:
4% 12/15/26	9,368	10,549
4.2% 4/1/29	4,251	4,856
5% 4/1/49	7,399	9,419
5.25% 1/15/45	2,876	3,656
5.625% 12/1/40	1,479	1,938
Sherwin-Williams Co.:
2.75% 6/1/22	190	194
3.45% 6/1/27	18,217	20,127
3.8% 8/15/49	3,020	3,270
4.5% 6/1/47	7,010	8,378
The Dow Chemical Co.:
2.1% 11/15/30	7,100	6,920
3.6% 11/15/50	7,300	7,421
3.625% 5/15/26	6,083	6,735
4.375% 11/15/42	4,006	4,630
4.8% 11/30/28	7,026	8,328
4.8% 5/15/49	6,323	7,787
9.4% 5/15/39	2,465	4,244
The Mosaic Co.:
4.05% 11/15/27	4,733	5,267
4.25% 11/15/23	8,947	9,647
5.625% 11/15/43	3,082	3,946
Westlake Chemical Corp. 5% 8/15/46	1,644	1,988
		280,026
Containers & Packaging - 0.0%
International Paper Co.:
3.8% 1/15/26	2,367	2,644
4.4% 8/15/47	7,146	8,492
5.15% 5/15/46	1,488	1,905
		13,041
Metals & Mining - 0.1%
Barrick Gold Corp. 5.25% 4/1/42	3,698	4,697
BHP Billiton Financial (U.S.A.) Ltd.:
2.875% 2/24/22	4,732	4,825
5% 9/30/43	2,465	3,265
Newmont Corp. 5.45% 6/9/44	5,269	6,933
Nucor Corp.:
2.979% 12/15/55 (a)	3,287	3,048
4% 8/1/23	2,465	2,632
Rio Tinto Finance (U.S.A.) Ltd.:
3.75% 6/15/25	17,503	19,417
7.125% 7/15/28	1,644	2,215
Southern Copper Corp.:
3.875% 4/23/25	3,016	3,281
5.25% 11/8/42	4,746	5,743
Vale SA 5.625% 9/11/42	5,424	6,740
		62,796

TOTAL MATERIALS		355,863

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	7,625	7,257
3% 5/18/51	5,775	5,358
4.85% 4/15/49	9,470	11,609
American Tower Corp.:
1.3% 9/15/25	7,470	7,514
2.1% 6/15/30	12,610	12,196
3.1% 6/15/50	4,610	4,280
3.55% 7/15/27	7,026	7,688
3.7% 10/15/49	5,000	5,142
Boston Properties, Inc.:
2.75% 10/1/26	5,753	6,159
3.125% 9/1/23	1,561	1,640
3.25% 1/30/31	15,700	16,471
Crown Castle International Corp.:
1.35% 7/15/25	22,201	22,421
2.25% 1/15/31	5,970	5,770
3.25% 1/15/51	5,400	5,086
Duke Realty LP:
1.75% 2/1/31	24,190	22,783
3.625% 4/15/23	2,260	2,367
3.75% 12/1/24	4,725	5,166
ERP Operating LP:
3% 4/15/23	1,540	1,608
3.25% 8/1/27	10,670	11,637
4.625% 12/15/21	4,684	4,743
Healthpeak Properties, Inc.:
3% 1/15/30	10,280	10,725
3.4% 2/1/25	400	432
Kimco Realty Corp.:
1.9% 3/1/28	8,500	8,449
3.8% 4/1/27	3,287	3,640
4.125% 12/1/46	8,218	8,928
4.45% 9/1/47	4,256	4,844
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	1,354	1,448
4.5% 1/15/25	6,582	7,197
4.5% 4/1/27	7,807	8,663
Prologis LP:
1.625% 3/15/31	9,750	9,210
2.125% 4/15/27	9,830	10,194
3.25% 10/1/26	3,829	4,219
Simon Property Group LP:
2.2% 2/1/31	21,900	21,238
2.625% 6/15/22	6,516	6,637
3.25% 9/13/49	9,580	9,119
3.375% 12/1/27	16,398	17,849
UDR, Inc. 2.1% 6/15/33	13,375	12,547
Ventas Realty LP:
3.125% 6/15/23	5,189	5,419
3.25% 10/15/26	2,876	3,128
3.5% 2/1/25	3,287	3,564
3.85% 4/1/27	7,807	8,719
4% 3/1/28	17,796	19,839
4.125% 1/15/26	1,192	1,335
4.375% 2/1/45	2,465	2,693
4.875% 4/15/49	2,340	2,779
Weingarten Realty Investors 3.5% 4/15/23	3,123	3,267
Welltower, Inc. 4.95% 9/1/48	8,218	9,960
		372,937
Real Estate Management & Development - 0.1%
Brandywine Operating Partnership LP 3.95% 2/15/23	3,123	3,269
CBRE Group, Inc. 4.875% 3/1/26	4,684	5,434
Digital Realty Trust LP 3.7% 8/15/27	6,575	7,366
Mack-Cali Realty LP:
3.15% 5/15/23	3,863	4,045
4.5% 4/18/22	3,459	3,545
Tanger Properties LP:
3.75% 12/1/24	5,342	5,730
3.875% 7/15/27	5,095	5,440
		34,829

TOTAL REAL ESTATE		407,766

UTILITIES - 2.1%
Electric Utilities - 1.5%
AEP Texas, Inc. 3.8% 10/1/47	3,500	3,695
Alabama Power Co.:
1.45% 9/15/30	15,000	14,059
3.7% 12/1/47	4,841	5,289
3.75% 3/1/45	822	910
4.15% 8/15/44	3,821	4,462
4.3% 7/15/48	4,832	5,771
5.2% 6/1/41	3,164	4,041
American Electric Power Co., Inc.:
2.95% 12/15/22	3,287	3,397
3.25% 3/1/50	2,580	2,464
4.3% 12/1/28	14,373	16,390
Appalachian Power Co.:
4.45% 6/1/45	4,931	5,718
4.5% 3/1/49	7,510	8,875
Baltimore Gas & Electric Co.:
2.9% 6/15/50	6,580	6,266
3.35% 7/1/23	2,342	2,467
3.5% 8/15/46	2,055	2,182
CenterPoint Energy Houston Electric LLC:
3.35% 4/1/51	9,390	9,849
3.55% 8/1/42	1,561	1,695
4.25% 2/1/49	2,139	2,538
Cincinnati Gas & Electric Co. 4.3% 2/1/49	22,306	26,394
Cleco Corporate Holdings LLC 3.743% 5/1/26	4,651	5,106
Commonwealth Edison Co.:
3.1% 11/1/24	8,218	8,810
3.2% 11/15/49	14,000	14,203
3.4% 9/1/21	822	824
3.65% 6/15/46	2,350	2,569
3.7% 3/1/45	2,547	2,807
3.75% 8/15/47	5,054	5,622
4% 3/1/48	5,613	6,466
4% 3/1/49	4,926	5,625
DTE Electric Co.:
2.65% 6/15/22	6,575	6,700
3.95% 3/1/49	3,000	3,472
Duke Energy Carolinas LLC:
2.95% 12/1/26	4,931	5,359
3.2% 8/15/49	6,564	6,627
3.75% 6/1/45	1,644	1,796
3.875% 3/15/46	3,204	3,562
4% 9/30/42	3,082	3,493
Duke Energy Corp.:
1.8% 9/1/21	12,705	12,735
2.45% 6/1/30	5,400	5,388
2.65% 9/1/26	10,971	11,613
3.75% 4/15/24	4,931	5,324
3.75% 9/1/46	7,503	7,771
3.95% 10/15/23	2,008	2,154
4.2% 6/15/49	7,780	8,530
4.8% 12/15/45	2,292	2,714
Duke Energy Florida LLC 3.4% 10/1/46	2,055	2,153
Duke Energy Progress LLC:
2.8% 5/15/22	3,574	3,639
4.15% 12/1/44	1,479	1,705
4.375% 3/30/44	1,644	1,955
Edison International 2.95% 3/15/23	6,730	6,964
Entergy Corp.:
0.9% 9/15/25	13,900	13,720
2.95% 9/1/26	3,863	4,130
3.75% 6/15/50	3,400	3,556
4% 7/15/22	5,457	5,645
Entergy Louisiana LLC 4.2% 9/1/48	2,613	3,072
Entergy, Inc.:
3.55% 9/30/49	3,322	3,384
4% 3/30/29	14,525	16,236
Eversource Energy:
2.55% 3/15/31	13,175	13,346
2.9% 10/1/24	7,026	7,478
3.35% 3/15/26	5,432	5,878
3.45% 1/15/50	3,670	3,735
Exelon Corp.:
3.95% 6/15/25	16,151	17,822
5.1% 6/15/45	904	1,140
FirstEnergy Corp.:
1.6% 1/15/26	10,314	10,005
2.25% 9/1/30	11,100	10,406
3.4% 3/1/50	3,000	2,730
4.4% 7/15/27 (b)	6,985	7,615
5.35% 7/15/47 (b)	3,861	4,471
Florida Power & Light Co.:
3.125% 12/1/25	4,191	4,574
3.15% 10/1/49	5,748	6,005
3.25% 6/1/24	3,883	4,156
4.05% 10/1/44	4,453	5,250
4.125% 6/1/48	10,108	12,093
Indiana Michigan Power Co.:
3.2% 3/15/23	2,280	2,375
3.25% 5/1/51	4,000	4,001
Interstate Power and Light Co. 2.3% 6/1/30	11,432	11,424
Northern States Power Co.:
2.6% 6/1/51	10,800	9,966
2.9% 3/1/50	9,810	9,530
3.4% 8/15/42	1,644	1,764
4.125% 5/15/44	3,698	4,325
NSTAR Electric Co. 3.2% 5/15/27	6,286	6,894
Oncor Electric Delivery Co. LLC:
0% 10/1/25	26,307	25,794
3.1% 9/15/49	15,729	15,840
3.8% 9/30/47	8,000	8,917
Pacific Gas & Electric Co.:
3.15% 1/1/26	12,000	12,428
3.45% 7/1/25	5,000	5,243
3.5% 6/15/25	10,000	10,543
4.2% 6/1/41	25,000	24,043
4.55% 7/1/30	10,000	10,519
4.75% 2/15/44	1,000	986
PacifiCorp:
3.6% 4/1/24	3,287	3,548
4.125% 1/15/49	11,061	12,729
4.15% 2/15/50	3,000	3,495
6% 1/15/39	5,089	7,038
Potomac Electric Power Co. 6.5% 11/15/37	3,128	4,521
PPL Capital Funding, Inc.:
3.1% 5/15/26	6,575	7,083
3.4% 6/1/23	2,199	2,307
4.2% 6/15/22	1,644	1,691
4.7% 6/1/43	1,479	1,752
PPL Electric Utilities Corp.:
3% 10/1/49	10,921	10,761
4.15% 10/1/45	2,876	3,355
Progress Energy, Inc. 6% 12/1/39	4,274	5,728
Public Service Co. of Colorado:
2.9% 5/15/25	9,039	9,605
3.8% 6/15/47	3,805	4,246
Public Service Electric & Gas Co.:
2.45% 1/15/30	8,350	8,603
3.15% 1/1/50	9,450	9,669
3.65% 9/1/42	2,321	2,559
4% 6/1/44	4,109	4,722
Puget Sound Energy, Inc. 4.3% 5/20/45	5,268	6,223
Southern California Edison Co.:
2.25% 6/1/30	7,446	7,292
2.95% 2/1/51	16,500	14,562
4% 4/1/47	8,218	8,381
Southern Co.:
2.35% 7/1/21	5,424	5,424
3.25% 7/1/26	9,039	9,827
4.4% 7/1/46	6,015	6,884
Tampa Electric Co.:
4.45% 6/15/49	9,627	11,788
6.15% 5/15/37	5,144	6,840
Union Electric Co. 3.9% 9/15/42	3,041	3,371
Virginia Electric & Power Co.:
3.1% 5/15/25	3,287	3,525
3.3% 12/1/49	6,000	6,168
3.45% 2/15/24	2,260	2,422
3.8% 4/1/28	12,253	13,740
3.8% 9/15/47	6,747	7,447
4.2% 5/15/45	8,672	9,937
4.45% 2/15/44	2,260	2,697
4.6% 12/1/48	5,818	7,216
6% 5/15/37	1,644	2,237
Wisconsin Electric Power Co. 4.25% 6/1/44	3,863	4,428
Xcel Energy, Inc. 3.35% 12/1/26	2,465	2,691
		859,699
Gas Utilities - 0.1%
Dominion Gas Holdings LLC:
2.5% 11/15/24	9,120	9,627
3.9% 11/15/49	10,000	10,468
Southern California Gas Co. 2.6% 6/15/26	10,872	11,520
Southern Co. Gas Capital Corp. 3.95% 10/1/46	11,111	11,883
		43,498
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.7% 6/15/21	7,117	7,122
4.75% 6/15/46	4,281	4,897
		12,019
Multi-Utilities - 0.5%
Ameren Illinois Co. 4.5% 3/15/49	6,200	7,674
Berkshire Hathaway Energy Co.:
3.25% 4/15/28	8,218	8,960
3.7% 7/15/30	8,229	9,210
3.8% 7/15/48	8,218	8,913
4.25% 10/15/50	7,096	8,343
4.5% 2/1/45	5,464	6,462
5.15% 11/15/43	6,356	8,100
CenterPoint Energy, Inc.:
2.5% 9/1/22	12,210	12,499
3.7% 9/1/49	5,000	5,073
CMS Energy Corp. 4.875% 3/1/44	4,109	4,919
Consolidated Edison Co. of New York, Inc.:
3.875% 6/15/47	2,350	2,538
4.45% 3/15/44	6,575	7,639
4.5% 5/15/58	7,790	9,113
4.65% 12/1/48	8,604	10,420
5.5% 12/1/39	2,055	2,654
Consumers Energy Co. 3.5% 8/1/51	3,000	3,248
Delmarva Power & Light Co. 4% 6/1/42	3,287	3,628
Dominion Energy, Inc.:
3.375% 4/1/30	18,940	20,396
3.9% 10/1/25	10,601	11,756
4.9% 8/1/41	1,644	2,023
DTE Energy Co.:
2.85% 10/1/26	4,931	5,264
3.8% 3/15/27	11,102	12,369
NiSource, Inc.:
0.95% 8/15/25	11,200	11,141
1.7% 2/15/31	13,300	12,402
3.49% 5/15/27	6,286	6,929
3.95% 3/30/48	8,218	8,947
4.375% 5/15/47	3,928	4,556
4.8% 2/15/44	4,520	5,470
Puget Energy, Inc.:
3.65% 5/15/25	6,632	7,159
4.1% 6/15/30	11,800	13,016
San Diego Gas & Electric Co. 4.5% 8/15/40	822	983
Sempra Energy:
2.875% 10/1/22	2,465	2,529
2.9% 2/1/23	2,441	2,537
3.25% 6/15/27	5,013	5,441
3.8% 2/1/38	6,970	7,597
4% 2/1/48	18,112	19,567
4.05% 12/1/23	4,109	4,426
6% 10/15/39	822	1,120
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.2684% 5/15/67 (b)(c)	3,475	3,223
		288,244

TOTAL UTILITIES		1,203,460

TOTAL NONCONVERTIBLE BONDS
(Cost $14,328,585)		15,222,386

U.S. Government and Government Agency Obligations - 40.9%
U.S. Government Agency Obligations - 1.3%
Fannie Mae:
0.375% 8/25/25	$29,402	$29,060
0.5% 6/17/25	33,060	32,945
0.625% 4/22/25	35,077	35,181
0.75% 10/8/27	17,425	16,950
0.875% 8/5/30	41,779	39,065
1.25% 8/17/21	24,908	24,976
1.625% 10/15/24	18,450	19,205
1.75% 7/2/24	23,719	24,735
1.875% 4/5/22	26,500	26,908
1.875% 9/24/26	10,971	11,553
2% 10/5/22	30,299	31,060
2.125% 4/24/26	3,287	3,497
2.375% 1/19/23	24,595	25,498
2.625% 9/6/24	3,287	3,532
2.875% 9/12/23	6,327	6,708
6.625% 11/15/30	10,000	14,352
Federal Home Loan Bank:
0.375% 9/4/25	7,415	7,327
0.5% 4/14/25	45,945	45,865
1.125% 7/14/21	10,905	10,919
1.5% 8/15/24	4,070	4,216
1.875% 11/29/21	15,755	15,898
2% 9/9/22	31,225	31,978
2.5% 2/13/24	4,090	4,344
3% 10/12/21	8,015	8,101
3.25% 11/16/28	19,480	22,102
5.5% 7/15/36	1,230	1,776
Freddie Mac:
0.25% 8/24/23	17,300	17,307
0.25% 12/4/23	43,813	43,834
0.375% 7/21/25	21,696	21,474
0.375% 9/23/25	24,513	24,222
2.375% 1/13/22	10,683	10,837
2.75% 6/19/23	19,899	20,945
6.25% 7/15/32	6,327	9,205
6.75% 3/15/31	21,366	31,160
Tennessee Valley Authority:
0.75% 5/15/25	28,340	28,542
5.25% 9/15/39	16,435	22,850
5.375% 4/1/56	4,434	6,812

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		734,939

U.S. Treasury Obligations - 39.6%
U.S. Treasury Bonds:
1.125% 5/15/40	358,540	298,891
1.125% 8/15/40	142,600	118,403
1.25% 5/15/50	120,328	93,245
1.375% 11/15/40	190,369	165,115
1.375% 8/15/50	98,424	78,797
1.625% 11/15/50	170,932	146,040
1.875% 2/15/41	62,644	59,326
1.875% 2/15/51	172,353	156,707
2% 2/15/50	18,197	17,039
2.25% 8/15/46	52,585	52,184
2.25% 8/15/49	15,817	15,655
2.375% 11/15/49	193,269	196,576
2.5% 2/15/45	146,532	152,663
2.5% 2/15/46	164,098	170,861
2.5% 5/15/46	114,170	118,888
2.75% 11/15/42	1,103	1,203
2.75% 8/15/47	81,353	88,840
2.75% 11/15/47	28,613	31,240
2.875% 5/15/43	92,428	102,797
2.875% 8/15/45	95,790	106,686
2.875% 11/15/46	101,020	112,731
3% 11/15/44	79,671	90,498
3% 5/15/45	183,190	208,257
3% 11/15/45	16,876	19,223
3% 2/15/47	108,431	123,853
3% 5/15/47	38,686	44,208
3% 2/15/48	37,708	43,130
3% 2/15/49	9,368	10,753
3.125% 2/15/43	64,871	75,047
3.125% 8/15/44	101,180	117,325
3.125% 5/15/48	10,632	12,447
3.375% 5/15/44	152,619	183,929
3.375% 11/15/48	19,591	24,018
3.625% 8/15/43	67,582	84,322
3.625% 2/15/44	42,956	53,732
3.75% 11/15/43	47,297	60,156
3.875% 8/15/40	55,027	70,318
4.25% 5/15/39	6,605	8,792
4.25% 11/15/40	667	894
4.375% 2/15/38	21,678	29,075
4.375% 11/15/39	82	111
4.375% 5/15/40	6,574	8,937
4.375% 5/15/41	24,139	32,950
4.5% 2/15/36 (d)	20,970	28,104
4.5% 5/15/38	49,398	67,219
4.5% 8/15/39	19,503	26,759
4.625% 2/15/40	17,668	24,687
4.75% 2/15/37	66,242	91,778
4.75% 2/15/41	9,929	14,158
5% 5/15/37	107,383	152,782
5.375% 2/15/31	43,940	59,178
6.25% 5/15/30	50,255	70,512
U.S. Treasury Notes:
0.125% 4/30/22	64,020	64,053
0.125% 6/30/22	130	130
0.125% 7/31/22	17,970	17,979
0.125% 8/31/22	13,880	13,885
0.125% 9/30/22	5,283	5,284
0.125% 10/31/22	444,007	444,128
0.125% 11/30/22	448,292	448,415
0.125% 12/31/22	451,457	451,528
0.125% 1/31/23	308,955	308,955
0.125% 2/28/23	561,950	561,928
0.125% 3/31/23	331,951	331,899
0.125% 4/30/23	310,301	310,204
0.25% 5/31/25	285,934	282,293
0.25% 6/30/25	312,763	308,499
0.25% 7/31/25	316,911	312,256
0.25% 9/30/25	180,643	177,545
0.25% 10/31/25	188,150	184,652
0.375% 11/30/25	364,697	359,483
0.375% 12/31/25	250,657	246,809
0.375% 1/31/26	72,213	70,997
0.375% 7/31/27	260,622	249,352
0.375% 9/30/27	87,079	83,038
0.5% 3/31/25	445,287	444,870
0.5% 2/28/26	165,362	163,398
0.5% 10/31/27	366,804	351,860
0.625% 11/30/27	38,449	37,130
0.625% 12/31/27	158,815	153,120
0.625% 5/15/30	733,002	676,967
0.625% 8/15/30	61,025	56,133
0.75% 4/30/26 (d)	154,015	153,726
0.875% 11/15/30 (d)	285,208	267,650
1.125% 2/28/22	18,404	18,552
1.125% 2/28/27	168,691	169,930
1.125% 2/29/28	271,073	269,464
1.25% 7/31/23	61,057	62,483
1.25% 8/31/24	75,639	77,772
1.375% 10/15/22	28,344	28,833
1.375% 6/30/23	53,472	54,817
1.375% 8/31/23	6,520	6,694
1.375% 9/30/23	35,710	36,690
1.375% 1/31/25	325,156	335,698
1.375% 8/31/26	48,197	49,440
1.5% 1/31/22	3,591	3,625
1.5% 8/15/22	27,304	27,768
1.5% 1/15/23	11,120	11,368
1.5% 2/28/23	12,368	12,661
1.5% 3/31/23	74,764	76,624
1.5% 9/30/24	200,647	207,991
1.5% 10/31/24	228,411	236,771
1.5% 11/30/24	97,696	101,283
1.5% 8/15/26	217,512	224,454
1.5% 1/31/27	86,404	88,929
1.5% 2/15/30	748,978	748,890
1.625% 8/31/22	77,394	78,866
1.625% 11/15/22	206,208	210,735
1.625% 4/30/23	38,943	40,042
1.625% 5/31/23	42,756	44,011
1.625% 10/31/23	77,386	80,034
1.625% 2/15/26	41,318	42,992
1.625% 5/15/26	4,610	4,794
1.625% 11/30/26	47,365	49,128
1.625% 8/15/29	43,137	43,766
1.625% 5/15/31	214,247	214,649
1.75% 3/31/22	0	0
1.75% 5/31/22	65,215	66,308
1.75% 6/15/22	86,678	88,171
1.75% 6/30/22	22,434	22,835
1.75% 7/15/22	61,392	62,534
1.75% 9/30/22	23,659	24,176
1.75% 1/31/23	21,070	21,638
1.75% 6/30/24	55,355	57,766
1.75% 7/31/24	185,784	193,985
1.75% 12/31/24	370,812	387,774
1.75% 12/31/26	60,299	62,944
1.75% 11/15/29	15,116	15,473
1.875% 3/31/22	1	1
1.875% 5/31/22	13,177	13,412
1.875% 7/31/22	1	1
1.875% 8/31/22	57,252	58,516
1.875% 9/30/22	64,919	66,446
1.875% 10/31/22	22,516	23,077
1.875% 6/30/26	27,426	28,852
2% 12/31/21	2,806	2,838
2% 7/31/22	39,494	40,373
2% 11/30/22	121,629	125,060
2% 4/30/24	48,065	50,440
2% 5/31/24	81,133	85,202
2% 6/30/24	80,393	84,495
2% 2/15/25	2,987	3,153
2% 8/15/25	29,699	31,411
2% 11/15/26	38,758	40,967
2.125% 12/31/21	13,107	13,265
2.125% 5/15/22	32,876	33,518
2.125% 6/30/22	33,503	34,239
2.125% 12/31/22	113,855	117,445
2.125% 11/30/23	95,579	100,127
2.125% 2/29/24	43,241	45,445
2.125% 3/31/24	337,874	355,494
2.125% 7/31/24	10,259	10,830
2.125% 9/30/24	73,836	78,061
2.125% 11/30/24	45,312	47,963
2.125% 5/15/25	47,954	50,904
2.25% 4/15/22	29,591	30,157
2.25% 12/31/23	2,408	2,533
2.25% 1/31/24	62,471	65,799
2.25% 4/30/24	149,766	158,255
2.25% 10/31/24	110,059	116,894
2.25% 11/15/24	70,614	75,025
2.25% 12/31/24	64,402	68,507
2.25% 11/15/25	87,313	93,343
2.25% 2/15/27	188,386	201,617
2.25% 8/15/27	547,221	585,013
2.25% 11/15/27	249,265	266,314
2.375% 3/15/22	21,521	21,911
2.375% 1/31/23	34,687	35,982
2.375% 2/29/24	99,996	105,777
2.375% 8/15/24	13,227	14,076
2.375% 5/15/29	47,853	51,333
2.5% 2/15/22	9,593	9,759
2.5% 3/31/23	31,095	32,436
2.5% 8/15/23	79,851	83,921
2.5% 1/31/24	102,699	108,861
2.5% 5/15/24	8,238	8,772
2.5% 1/31/25	122,879	131,927
2.5% 2/28/26	74,840	80,947
2.625% 12/15/21	9,118	9,245
2.625% 6/30/23	316,993	333,239
2.625% 12/31/23	25,383	26,944
2.625% 3/31/25	13,181	14,236
2.625% 12/31/25	110,580	120,135
2.625% 1/31/26	40,163	43,655
2.625% 2/15/29	58,684	64,064
2.75% 4/30/23	51,399	53,957
2.75% 5/31/23	187,746	197,464
2.75% 8/31/23	150,219	158,857
2.75% 11/15/23	59,020	62,683
2.75% 2/15/24	111,439	118,953
2.75% 2/28/25	17,306	18,753
2.75% 6/30/25	16,978	18,467
2.75% 2/15/28	106,183	116,809
2.875% 9/30/23	224,937	238,969
2.875% 10/31/23	156,060	166,106
2.875% 11/30/23	62,529	66,669
2.875% 4/30/25	55,513	60,554
2.875% 5/31/25	99,228	108,314
2.875% 5/15/28	144,444	160,073
2.875% 8/15/28	236,234	261,943
3% 10/31/25	23,647	26,044
3.125% 11/15/28	20,556	23,169

TOTAL U.S. TREASURY OBLIGATIONS		22,682,559

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $23,046,414)		23,417,498

U.S. Government Agency - Mortgage Securities - 27.6%
Fannie Mae - 11.3%
12 month U.S. LIBOR + 1.510% 2.16% 11/1/34 (b)(c)	1,987	2,081
12 month U.S. LIBOR + 1.640% 1.996% 4/1/41 (b)(c)	476	501
12 month U.S. LIBOR + 1.880% 2.369% 11/1/34 (b)(c)	176	185
2% 8/1/28 to 5/1/51	1,774,015	1,805,610
2.5% 7/1/26 to 4/1/51	914,856	951,405
3% 8/1/21 to 7/1/50	1,396,759	1,472,585
3.5% 6/1/21 to 7/1/50	865,896	923,022
4% 1/1/25 to 9/1/50	736,035	793,314
4% 11/1/41	10	11
4.5% to 4.5% 7/1/22 to 10/1/50	281,489	306,642
5% 10/1/21 to 12/1/49	107,950	120,382
5.5% 7/1/23 to 6/1/49	57,526	66,530
6% to 6% 2/1/23 to 7/1/41	15,833	18,678
6.5% 3/1/22 to 6/1/40	5,946	7,027

TOTAL FANNIE MAE		6,467,973

Freddie Mac - 8.0%
12 month U.S. LIBOR + 1.930% 2.637% 9/1/37 (b)(c)	225	239
U.S. TREASURY 1 YEAR INDEX + 1.710% 1.835% 3/1/36 (b)(c)	1,651	1,737
U.S. TREASURY 1 YEAR INDEX + 2.230% 2.381% 12/1/35 (b)(c)	855	906
U.S. TREASURY 1 YEAR INDEX + 2.250% 2.375% 3/1/35 (b)(c)	353	371
2% 5/1/33 to 5/1/51	1,469,449	1,490,103
2% 9/1/35	11,304	11,691
2% 10/1/35	69,747	72,133
2.5% 1/1/22 to 2/1/51	999,461	1,038,483
3% 2/1/24 to 6/1/50	690,965	727,082
3% 8/1/47	174	183
3.5% 6/1/21 to 3/1/50	639,845	683,334
3.5% 8/1/47	553	585
3.5% 9/1/47	273	288
3.5% 9/1/47	11,364	12,181
3.5% 10/1/48	301	318
3.5% 11/1/48	219	232
4% 4/1/25 to 5/1/50	278,340	300,525
4.5% 5/1/23 to 7/1/50	146,251	158,948
5% 4/1/23 to 6/1/50	48,192	53,570
5.5% 5/1/23 to 6/1/49	24,918	28,545
6% 4/1/32 to 8/1/37	508	591
6.5% 8/1/36 to 12/1/37	122	145

TOTAL FREDDIE MAC		4,582,190

Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
2.5% 12/1/31	59	62
2.5% 12/1/31	4	4
2.5% 1/1/32	51	53
2.5% 2/1/32	98	102

TOTAL FREDDIE MAC MULTI-FAMILY STRUCTURED PASS-THRU CERTIFICATES		221

Ginnie Mae - 6.2%
3.5% 10/15/40 to 5/20/50	710,148	755,457
4% 1/15/25 to 7/20/50	350,231	376,933
5% 1/20/39 to 4/20/49	64,164	71,437
1.5% 3/20/51 to 5/20/51	6,100	6,023
1.5% 6/1/51 (e)	2,700	2,668
2% 10/20/50 to 4/20/51	312,066	317,805
2% 6/1/51 (e)	28,400	28,890
2% 6/1/51 (e)	101,600	103,352
2% 6/1/51 (e)	67,750	68,918
2% 6/1/51 (e)	21,550	21,922
2% 6/1/51 (e)	87,500	89,009
2.5% 10/20/42 to 3/20/51	602,305	624,051
2.5% 6/1/51 (e)	7,550	7,820
2.5% 6/1/51 (e)	8,900	9,218
2.5% 6/1/51 (e)	48,300	50,026
3% 4/15/42 to 8/20/50	785,900	827,077
3% 6/1/51 (e)	8,200	8,555
4.5% to 4.5% 3/20/33 to 4/20/50	164,103	178,833
5.5% 10/20/32 to 6/20/49	12,881	14,763
6% to 6% 5/20/34 to 12/15/40	4,464	5,223
6.5% 8/20/36 to 1/15/39	815	965

TOTAL GINNIE MAE		3,568,945

Uniform Mortgage Backed Securities - 2.1%
1.5% 6/1/36 (e)	47,000	47,580
1.5% 6/1/36 (e)	46,800	47,378
1.5% 6/1/36 (e)	109,600	110,953
1.5% 6/1/51 (e)	120,900	118,661
1.5% 6/1/51 (e)	171,700	168,520
1.5% 6/1/51 (e)	82,600	81,070
1.5% 6/1/51 (e)	129,900	127,494
2% 6/1/51 (e)	44,500	44,962
2% 6/1/51 (e)	74,900	75,677
2.5% 6/1/51 (e)	52,500	54,360
2.5% 6/1/51 (e)	43,800	45,352
2.5% 6/1/51 (e)	62,575	64,792
2.5% 6/1/51 (e)	128,000	132,535
2.5% 7/1/51 (e)	48,550	50,154
3% 6/1/51 (e)	12,850	13,420
3% 6/1/51 (e)	13,875	14,491
3.5% 6/1/51 (e)	1,700	1,795
3.5% 6/1/51 (e)	1,800	1,900
3.5% 6/1/51 (e)	1,700	1,795
3.5% 6/1/51 (e)	4,000	4,222
3.5% 7/1/51 (e)	1,150	1,215
4% 6/1/51 (e)	7,600	8,123
4.5% 6/1/51 (e)	5,700	6,154

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,222,603

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $15,659,853)		15,841,932

Asset-Backed Securities - 0.3%
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/28	$8,480	$8,907
CarMax Auto Owner Trust:
Series 2018-3 Class A3, 3.13% 6/15/23	3,099	3,133
Series 2021-1 Class A3, 0.34% 12/15/25	28,930	28,935
Chase Issuance Trust Series 2012-A7 Class A7, 2.16% 9/15/24	7,663	7,862
Citibank Credit Card Issuance Trust:
Series 2013-A9 Class A9, 3.72% 9/8/25	3,841	4,134
Series 2018-A6 Class A6, 3.21% 12/7/24	7,807	8,166
Series 2018-A7 Class A7, 3.96% 10/13/30	13,250	15,521
2.19% 11/20/23	4,667	4,713
Discover Card Master Trust:
Series 2017-A4 Class A4, 2.53% 10/15/26	1,544	1,635
Series 2018-A1 Class A1, 3.03% 8/15/25	15,778	16,558
Ford Credit Auto Lease Trust Series 2021-A Class A3, 0.26% 2/15/24	28,930	28,945
Ford Credit Floorplan Master Owner Trust Series 2018-2 Class A, 3.17% 3/15/25	15,654	16,457
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3, 0.35% 10/16/25	22,077	22,120
Mercedes-Benz Auto Lease Trust Series 2021-A Class A3, 0.25% 1/16/24	28,930	28,937
TOTAL ASSET-BACKED SECURITIES
(Cost $193,709)		196,023

Commercial Mortgage Securities - 2.1%
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	19,758	21,294
Series 2020-BN25 Class A5, 2.649% 1/15/63	13,860	14,483
Series 2020-BN28 Class A4, 1.844% 3/15/63	34,420	33,604
Benchmark Mortgage Trust:
sequential payer:
Series 2020-B19 Class A5, 1.85% 9/15/53	14,050	13,788
Series 2021-B24 Class A5, 2.5843% 3/15/54	21,000	21,756
Series 2019-B12 Class A5, 3.1156% 8/15/52	21,765	23,597
Series 2019-B9 Class A5, 4.0156% 3/15/52	19,271	22,003
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC25 Class A4, 3.635% 10/10/47	24,758	26,838
Series 2015-GC29 Class A4, 3.192% 4/10/48	9,350	10,069
Series 2015-P1 Class A5, 3.717% 9/15/48	4,820	5,321
Series 2016-C1 Class A4, 3.209% 5/10/49	15,252	16,535
Series 2016-P4:
Class A4, 2.902% 7/10/49	17,668	18,910
Class AAB, 2.779% 7/10/49	10,149	10,647
COMM Mortgage Trust:
sequential payer:
Series 2013-CR13 Class A3, 3.928% 11/10/46	26,333	28,011
Series 2013-CR7 Class A4, 3.213% 3/10/46	9,507	9,894
Series 2014-LC15 Class A4, 4.006% 4/10/47	8,801	9,519
Series 2013-CR6 Class A4, 3.101% 3/10/46	15,421	15,885
Series 2015-CR22 Class A5, 3.309% 3/10/48	15,963	17,287
CSAIL Commercial Mortgage Trust sequential payer:
Series 2015-C3 Class A4, 3.7182% 8/15/48	10,325	11,341
Series 2019-C17:
Class A4, 2.7628% 9/15/52	15,495	16,186
Class A5, 3.0161% 9/15/52	15,495	16,529
Freddie Mac:
sequential payer:
Series 2020-K104 Class A2, 2.253% 1/25/30	61,560	64,863
Series 2020-K116 Class A2, 1.378% 7/25/30	52,330	51,299
Series 2020-K117 Class A2, 1.406% 8/25/30	26,700	26,216
Series 2020-K118 Class A2, 1.493% 9/25/30	12,680	12,536
Series 2020-K121 Class A2, 1.547% 10/25/30	17,800	17,659
Series 2021-K125 Class A2, 1.846% 1/25/31	6,900	7,021
Series 2021-K126 Class A2, 2.074% 1/25/31	9,820	10,190
Series K034 Class A2, 3.531% 7/25/23	7,396	7,866
Series K057 Class A2, 2.57% 7/25/26	13,112	14,113
Series K080 Class A2, 3.926% 7/25/28	13,633	15,914
Series 2017-K727 Class A2, 2.946% 7/25/24	21,990	23,403
Series 2021-K123 Class A2, 1.621% 12/25/30	23,430	23,379
Series K-1510 Class A2, 3.718% 1/25/31	12,204	14,219
Series K020 Class A2, 2.373% 5/25/22	8,534	8,676
Series K036 Class A2, 3.527% 10/25/23	7,375	7,885
Series K046 Class A2, 3.205% 3/25/25	27,365	29,839
Series K047 Class A2, 3.329% 5/25/25	3,172	3,479
Series K053 Class A2, 2.995% 12/25/25	5,844	6,373
Series K056 Class A2, 2.525% 5/25/26	17,052	18,335
Series K062 Class A1, 3.032% 9/25/26	15,139	16,171
Series K064 Class A2, 3.224% 3/25/27	14,175	15,784
Series K068 Class A2, 3.244% 8/25/27	19,564	21,889
Series K079 Class A2, 3.926% 6/25/28	6,394	7,466
Series K094 Class A2, 2.903% 6/25/29	42,266	46,565
Series K730 Class A2, 3.59% 1/25/25	31,786	34,787
GS Mortgage Securities Trust sequential payer:
Series 2013-GC10 Class A4, 2.681% 2/10/46	6,090	6,249
Series 2014-GC26 Class A4, 3.364% 11/10/47	20,255	21,666
Series 2020-GC45 Class A5, 2.9106% 2/13/53	37,340	39,760
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2013-C12 Class A5, 3.6637% 7/15/45	16,444	17,324
Series 2014-C21 Class A5, 3.7748% 8/15/47	27,734	30,042
Series 2014-C23 Class A5, 3.9342% 9/15/47	7,848	8,573
Series 2014-C24 Class A5, 3.6385% 11/15/47	21,419	23,244
Series 2015-C29 Class A4, 3.6108% 5/15/48	7,396	8,083
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2016-C2 Class ASB, 2.9542% 6/15/49	14,309	15,072
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-LC9 Class A5, 2.84% 12/15/47	13,686	14,046
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C13 Class A4, 3.9936% 1/15/46 (b)	6,252	6,650
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C11 Class A4, 4.1515% 8/15/46 (b)	15,525	16,317
Series 2015-C27 Class ASB, 3.557% 12/15/47	3,474	3,673
Series 2016-C28 Class ASB, 3.288% 1/15/49	7,098	7,431
Series 2015-C20 Class A4, 3.249% 2/15/48	12,100	13,032
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	14,620	15,308
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	26,608	28,304
Series 2019-C54 Class A4, 3.146% 12/15/52	1,900	2,053
Series 2020-C55 Class A5, 2.725% 2/15/53	13,158	13,806
Series 2018-C48 Class A5, 4.302% 1/15/52	16,065	18,599
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2013-C14 Class A4, 3.073% 6/15/46	7,111	7,272
Series 2014-C25 Class A5, 3.631% 11/15/47	11,874	12,943
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,154,262)		1,198,871

Municipal Securities - 0.5%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	7,990	14,472
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	$3,880	$6,156
Series 2010 S1, 7.043% 4/1/50	5,830	9,910
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	20,340	33,675
Series 2010, 7.6% 11/1/40	10,660	18,024
Series 2018, 3.5% 4/1/28	10,590	12,013
Commonwealth Fing. Auth. Rev. Series 2016 A, 4.144% 6/1/38	6,305	7,276
Dallas Fort Worth Int'l. Arpt. Rev. Series 2019 A, 3.144% 11/1/45	1,915	1,980
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	13,495	15,502
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	6,245	7,913
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	7,765	12,955
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,095	5,382
Massachusetts Gen. Oblig. Series F, 3.277% 6/1/46	3,880	4,213
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,283
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 7.414% 1/1/40	3,863	6,228
New Jersey Trans. Trust Fund Auth. Series B:
4.081% 6/15/39	11,770	12,911
4.131% 6/15/42	11,770	12,773
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	7,415	11,060
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	8,815	11,583
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	5,065	7,152
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	4,255	5,590
Series 2010 164, 5.647% 11/1/40	4,280	5,858
Series 225, 3.175% 7/15/60	19,000	18,742
Port of Morrow Transmission Facilities Rev. (Bonneville Coorporation Proj.) Series 2016 1, 2.987% 9/1/36	4,650	4,946
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	5,190	7,152
South Carolina Pub. Svc. Auth. Rev. Series 2013 C, 5.784% 12/1/41	9,296	12,475
Univ. of California Regents Med. Ctr. Pool Rev. Series N:
3.006% 5/15/50	10,825	10,613
3.256% 5/15/60	11,000	11,315
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	825	1,139
Series 2015 AP, 3.931% 5/15/45	3,075	3,420
Univ. of Virginia Gen. Rev. (Multi-Year Cap. Proj. Fing. Prog.) Series 2017 C, 4.179% 9/1/2117	3,905	4,676
TOTAL MUNICIPAL SECURITIES
(Cost $260,849)		298,387

Foreign Government and Government Agency Obligations - 1.5%
Alberta Province 3.3% 3/15/28	$3,204	$3,557
Banque Centrale de Tunisie 1.416% 8/5/21	6,985	7,000
Canadian Government 2% 11/15/22	3,885	3,990
Chilean Republic:
3.125% 1/21/26	1,000	1,083
3.24% 2/6/28	9,533	10,315
3.25% 9/14/21	7,396	7,448
3.625% 10/30/42	10,743	11,151
3.86% 6/21/47	4,931	5,269
Colombian Republic:
2.625% 3/15/23	6,225	6,364
3.125% 4/15/31	24,380	23,432
3.875% 2/15/61	9,710	8,304
4.5% 1/28/26	12,618	13,752
4.5% 3/15/29	5,333	5,761
5% 6/15/45	9,894	10,196
5.625% 2/26/44	13,375	14,736
6.125% 1/18/41	3,904	4,532
Hungarian Republic:
5.75% 11/22/23	15,530	17,508
7.625% 3/29/41	5,992	9,727
Indonesian Republic:
2.85% 2/14/30	28,800	29,858
3.5% 2/14/50	22,000	22,224
Israeli State:
3.25% 1/17/28	11,825	13,017
3.375% 1/15/50	24,374	25,301
4% 6/30/22	5,753	5,979
Italian Republic:
2.375% 10/17/24	5,000	5,215
2.875% 10/17/29	22,000	22,592
4% 10/17/49	4,800	5,030
6.875% 9/27/23	4,931	5,620
Jordanian Kingdom 3% 6/30/25	2,059	2,218
Manitoba Province:
2.1% 9/6/22	1,561	1,596
2.125% 5/4/22	3,287	3,346
3.05% 5/14/24	1,233	1,325
Ontario Province:
0.625% 1/21/26	2,100	2,079
1.125% 10/7/30	19,710	18,367
2.25% 5/18/22	4,782	4,875
2.3% 6/15/26	11,728	12,475
2.4% 2/8/22	4,281	4,346
2.5% 4/27/26	4,109	4,410
3.05% 1/29/24	9,580	10,258
Panamanian Republic:
3.16% 1/23/30	15,489	16,257
3.75% 3/16/25	3,260	3,549
4% 9/22/24	4,118	4,475
4.3% 4/29/53	4,663	5,034
4.5% 4/16/50	5,588	6,197
4.5% 4/1/56	16,400	18,140
Peruvian Republic:
1.862% 12/1/32	13,740	12,523
2.392% 1/23/26	4,000	4,122
2.78% 12/1/60	3,400	2,821
2.844% 6/20/30	13,427	13,644
4.125% 8/25/27	11,881	13,194
5.625% 11/18/50	5,875	7,683
6.55% 3/14/37	2,527	3,401
7.35% 7/21/25	4,000	4,911
Philippine Republic:
1.648% 6/10/31	15,000	14,442
2.65% 12/10/45	13,900	12,669
3% 2/1/28	15,613	16,811
3.95% 1/20/40	13,130	14,335
4.2% 1/21/24	4,087	4,480
6.375% 10/23/34	8,526	12,007
Polish Government:
3.25% 4/6/26	5,424	5,996
4% 1/22/24	29,736	32,442
5% 3/23/22	11,915	12,359
Province of British Columbia 2.25% 6/2/26	3,098	3,297
Province of Quebec:
1.5% 2/11/25	23,700	24,450
2.375% 1/31/22	3,123	3,169
2.5% 4/20/26	4,651	4,998
2.75% 8/25/21	16,435	16,537
2.75% 4/12/27	3,904	4,230
2.875% 10/16/24	1,705	1,838
Ukraine Government 1.471% 9/29/21	8,464	8,494
United Mexican States:
3.25% 4/16/30	10,971	11,326
3.75% 1/11/28	7,396	8,086
4% 10/2/23	2,996	3,243
4.125% 1/21/26	2,745	3,110
4.15% 3/28/27	25,548	28,920
4.28% 8/14/41	36,000	37,548
4.35% 1/15/47	11,842	12,266
4.5% 1/31/50	7,600	7,965
4.6% 1/23/46	4,766	5,063
4.6% 2/10/48	14,422	15,240
4.75% 3/8/44	7,970	8,694
5.55% 1/21/45	3,218	3,839
6.05% 1/11/40	3,944	4,910
Uruguay Republic:
4.125% 11/20/45	3,903	4,476
4.375% 10/27/27	1,000	1,146
4.375% 1/23/31	13,021	15,107
4.975% 4/20/55	4,840	6,028
5.1% 6/18/50	4,729	5,972
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $843,623)		855,700

Supranational Obligations - 1.4%
African Development Bank:
1.25% 7/26/21	7,716	7,729
2.375% 9/23/21	2,383	2,400
Asian Development Bank:
0.375% 9/3/25	33,075	32,628
0.5% 2/4/26	18,300	18,041
0.75% 10/8/30	16,000	14,676
1.5% 10/18/24	18,500	19,127
1.75% 9/13/22	11,728	11,969
1.875% 2/18/22	1,644	1,665
2% 4/24/26	5,177	5,463
2.125% 11/24/21	3,965	4,001
2.5% 11/2/27	5,505	5,934
2.625% 1/30/24	12,358	13,110
2.625% 1/12/27	5,342	5,821
2.75% 3/17/23	24,073	25,171
2.75% 1/19/28	4,026	4,394
Corporacion Andina de Fomento 4.375% 6/15/22	11,587	12,049
European Bank for Reconstruction & Development 2.125% 3/7/22	3,854	3,912
European Investment Bank:
0.75% 9/23/30	22,850	21,084
0.875% 5/17/30	5,482	5,160
1.25% 2/14/31	9,917	9,524
1.375% 9/15/21	14,439	14,491
1.375% 5/15/23	20,000	20,461
1.625% 6/15/21	5,753	5,756
1.875% 2/10/25	2,465	2,587
2% 12/15/22	11,642	11,971
2.125% 10/15/21	2,334	2,351
2.25% 3/15/22	13,066	13,284
2.25% 8/15/22	1,545	1,584
2.25% 6/24/24	18,585	19,647
2.375% 6/15/22	11,504	11,771
2.375% 5/24/27	3,287	3,532
2.5% 3/15/23	17,257	17,968
2.5% 10/15/24	4,705	5,024
2.875% 8/15/23	8,702	9,209
3.125% 12/14/23	11,341	12,157
3.25% 1/29/24	1,644	1,772
Inter-American Development Bank:
0.625% 7/15/25	18,195	18,142
0.875% 4/20/26	41,600	41,714
1.25% 9/14/21	6,040	6,059
1.75% 4/14/22	1,540	1,562
1.75% 9/14/22	5,054	5,158
1.75% 3/14/25	15,140	15,785
2% 6/2/26	3,287	3,465
2.125% 1/18/22	5,013	5,074
2.125% 1/15/25	1,504	1,587
2.25% 6/18/29	15,711	16,596
2.375% 7/7/27	5,530	5,912
2.5% 1/18/23	5,719	5,934
3% 10/4/23	2,938	3,125
4.375% 1/24/44	3,287	4,330
International Bank for Reconstruction & Development:
0.375% 7/28/25	21,500	21,234
0.5% 10/28/25	27,127	26,845
0.75% 8/26/30	13,600	12,571
0.875% 5/14/30	16,633	15,616
1.25% 2/10/31	14,900	14,311
1.375% 9/20/21	4,297	4,313
1.5% 8/28/24	16,286	16,839
1.625% 2/10/22	3,204	3,237
1.625% 1/15/25	14,615	15,175
1.75% 4/19/23	5,505	5,664
1.875% 10/7/22	13,970	14,288
1.875% 6/19/23	11,208	11,585
1.875% 10/27/26	3,911	4,098
2% 1/26/22	26,647	26,973
2.25% 6/24/21	13,210	13,227
2.5% 3/19/24	3,123	3,311
2.5% 11/25/24	4,684	5,005
2.5% 7/29/25	3,114	3,345
2.75% 7/23/21	7,930	7,960
7.625% 1/19/23	22,512	25,237
International Finance Corp.:
0.75% 8/27/30	9,070	8,382
1.125% 7/20/21	5,383	5,391
2.875% 7/31/23	3,540	3,740
Nordic Investment Bank 2.125% 2/1/22	3,260	3,303
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $772,915)		783,516

Bank Notes - 0.2%
Bank of America NA 6% 10/15/36	2,075	2,889
Citibank NA 3.65% 1/23/24	20,544	22,261
Discover Bank 3.45% 7/27/26	10,477	11,437
PNC Bank NA 2.625% 2/17/22	9,861	10,016
RBS Citizens NA:
2.25% 4/28/25	$10,750	$11,243
2.65% 5/26/22	16,747	17,111
3.75% 2/18/26	11,093	12,314
Truist Bank:
3.3% 5/15/26	6,245	6,869
3.8% 10/30/26	2,573	2,885
U.S. Bank NA, Cincinnati 3.4% 7/24/23	8,218	8,752
Wells Fargo Bank NA 3.55% 8/14/23	20,000	21,393
TOTAL BANK NOTES
(Cost $119,565)		127,170
	Shares	Value (000s)

Money Market Funds - 1.6%
Fidelity Cash Central Fund 0.03% (f)	663,189,592	$663,322
Fidelity Securities Lending Cash Central Fund 0.03% (f)(g)	272,269,813	272,297
TOTAL MONEY MARKET FUNDS
(Cost $935,619)		935,619
TOTAL INVESTMENT IN SECURITIES - 102.7%
(Cost $57,315,394)		58,877,102
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(1,542,117)
NET ASSETS - 100%		$57,334,985

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Uniform Mortgage Backed Securities
2% 6/1/51	$(16,150)	$(16,318)
2.5% 6/1/51	(48,550)	(50,270)
3.5% 6/1/51	(1,150)	(1,214)
TOTAL TBA SALE COMMITMENTS
(Proceeds $67,896)		$(67,802)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $285,526,000 or 0.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$298
Fidelity Securities Lending Cash Central Fund	536
Total	$834

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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